Schedule of Investments(a)
May 31, 2026
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–87.43%
Advertising–0.23%
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/2031(b)	$29,000	$30,002
7.50%, 03/15/2033(b)	29,000	30,453
Lamar Media Corp.,
3.63%, 01/15/2031	75,000	70,227
5.38%, 11/01/2033(b)	4,000	3,943
Omnicom Group, Inc.,
4.20%, 03/02/2029	17,000	16,797
4.75%, 03/30/2030	19,000	19,072
5.30%, 06/02/2036	267,000	259,447
		429,941
Aerospace & Defense–1.43%
Boeing Co. (The),
6.30%, 05/01/2029	4,000	4,185
6.53%, 05/01/2034	21,000	22,932
5.81%, 05/01/2050	82,000	81,231
5.93%, 05/01/2060	113,000	111,926
General Dynamics Corp., 4.95%, 08/15/2035	21,000	21,105
Hexcel Corp., 5.88%, 02/26/2035	12,000	12,418
Honeywell Aerospace, Inc.,
4.30%, 03/16/2031(b)	26,000	25,621
4.60%, 03/16/2033(b)	93,000	91,657
5.73%, 03/16/2056(b)	855,000	855,936
Howmet Aerospace, Inc.,
3.75%, 03/03/2028	10,000	9,895
3.90%, 04/15/2029	5,000	4,924
4.85%, 10/15/2031	10,000	10,069
4.75%, 04/15/2036	74,000	72,063
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	6,000	6,118
5.75%, 01/15/2035	36,000	37,426
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	13,000	13,350
5.60%, 07/31/2053	16,000	15,700
Lockheed Martin Corp.,
4.40%, 08/15/2030	12,000	11,988
4.75%, 02/15/2034	32,000	31,914
4.80%, 08/15/2034	5,000	4,991
4.30%, 06/15/2062	16,000	12,617
5.90%, 11/15/2063	25,000	25,775
Northrop Grumman Corp., 4.95%, 03/15/2053	16,000	14,327
RTX Corp.,
5.75%, 01/15/2029	4,000	4,135
6.00%, 03/15/2031	5,000	5,296
5.15%, 02/27/2033	68,000	69,383
6.10%, 03/15/2034	46,000	49,461
6.40%, 03/15/2054	73,000	79,817
Textron, Inc., 4.95%, 03/15/2036	95,000	92,902
Principal Amount		Value
Aerospace & Defense–(continued)
TransDigm, Inc.,
6.75%, 08/15/2028(b)	$205,000	$207,787
6.38%, 03/01/2029(b)	391,000	399,166
6.88%, 12/15/2030(b)	56,000	57,771
7.13%, 12/01/2031(b)	28,000	29,115
6.00%, 01/15/2033(b)	13,000	13,156
6.38%, 05/31/2033(b)	6,000	6,065
6.25%, 01/31/2034(b)	71,000	72,711
6.13%, 07/31/2034(b)	70,000	69,798
		2,654,731
Agricultural & Farm Machinery–0.34%
AGCO Corp.,
5.45%, 03/21/2027	5,000	5,042
5.80%, 03/21/2034	30,000	30,850
CNH Industrial Capital LLC, 4.75%, 03/21/2028	5,000	5,019
Deere Funding Canada Corp., 4.15%, 10/09/2030	56,000	55,175
Imperial Brands Finance PLC (United Kingdom),
4.50%, 06/30/2028(b)	5,000	4,997
5.63%, 07/01/2035(b)	200,000	202,699
6.38%, 07/01/2055(b)	240,000	244,732
John Deere Capital Corp.,
4.38%, 10/15/2030	19,000	18,931
5.10%, 04/11/2034	68,000	69,131
		636,576
Agricultural Products & Services–0.44%
Archer-Daniels-Midland Co., 2.70%, 09/15/2051	1,118,000	682,019
Bunge Ltd. Finance Corp.,
4.55%, 08/04/2030	14,000	13,933
5.15%, 08/04/2035	80,000	80,000
Cargill, Inc.,
4.13%, 10/23/2030(b)	19,000	18,685
4.75%, 04/24/2033(b)	20,000	19,958
		814,595
Air Freight & Logistics–0.12%
GXO Logistics, Inc.,
6.25%, 05/06/2029	10,000	10,345
6.50%, 05/06/2034	42,000	44,017
United Parcel Service, Inc.,
4.65%, 10/15/2030	10,000	10,086
5.15%, 05/22/2034	35,000	35,843
5.25%, 05/14/2035	43,000	43,971
5.50%, 05/22/2054	81,000	78,184
		222,446
Alternative Carriers–0.02%
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(b)	35,000	35,297
Apparel Retail–0.00%
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)(c)	53,640	402
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Apparel, Accessories & Luxury Goods–0.03%
Gildan Activewear, Inc. (Canada),
4.70%, 10/07/2030(b)	$20,000	$19,780
5.40%, 10/07/2035(b)	28,000	27,526
		47,306
Application Software–1.68%
Autodesk, Inc., 5.30%, 06/15/2035	2,000	2,002
Black Pearl Compute LLC, 6.13%, 02/15/2031(b)	150,000	152,799
Cadence Design Systems, Inc., 4.70%, 09/10/2034	2,000	1,975
Cloud Software Group, Inc.,
9.00%, 09/30/2029(b)	34,000	33,625
8.25%, 06/30/2032(b)	72,000	70,745
Intuit, Inc., 5.20%, 09/15/2033	6,000	6,069
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045(b)	1,348,000	1,351,384
Roper Technologies, Inc.,
4.45%, 09/15/2030	20,000	19,713
5.10%, 09/15/2035	69,000	67,102
Salesforce, Inc.,
4.90%, 09/15/2031	602,000	602,469
5.55%, 03/15/2036	392,000	394,950
6.40%, 03/15/2046	142,000	144,961
6.55%, 03/15/2056	226,000	230,562
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	59,000	59,032
		3,137,388
Asset Management & Custody Banks–0.77%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	127,000	127,318
Ameriprise Financial, Inc.,
4.50%, 05/13/2032	13,000	12,890
5.15%, 05/15/2033	77,000	78,378
5.20%, 04/15/2035	131,000	131,433
Bank of New York Mellon Corp. (The),
4.89%, 07/21/2028(d)	3,000	3,021
4.54%, 04/23/2032(d)	107,000	106,306
5.06%, 07/22/2032(d)	37,000	37,638
5.83%, 10/25/2033(d)	28,000	29,564
5.09%, 04/23/2037(d)	227,000	225,840
Series J, 4.97%, 04/26/2034(d)	27,000	27,054
BlackRock, Inc., 4.75%, 05/25/2033	73,000	73,658
Blue Owl Capital Corp., 6.30%, 08/15/2031	157,000	156,384
Citadel L.P.,
6.00%, 01/23/2030(b)	5,000	5,146
6.38%, 01/23/2032(b)	16,000	16,707
FS KKR Capital Corp., 6.13%, 01/15/2030	29,000	28,400
Northern Trust Corp.,
4.15%, 11/19/2030	2,000	1,978
5.12%, 11/19/2040(d)	91,000	89,279
Osaic Holdings, Inc., 6.75%, 08/01/2032(b)	63,000	63,646
Principal Amount		Value
Asset Management & Custody Banks–(continued)
State Street Corp.,
4.58% (SOFR + 0.95%), 04/24/2028(e)	$2,000	$2,009
4.73%, 02/28/2030	4,000	4,035
4.83%, 04/24/2030	3,000	3,041
5.15%, 02/28/2036(d)	6,000	6,026
4.78%, 10/23/2036(d)	2,000	1,949
Trinity Capital, Inc., 7.00%, 05/21/2031	129,000	129,847
Voya Global Funding, 4.60%, 11/24/2030(b)	76,000	75,090
		1,436,637
Automobile Manufacturers–1.22%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	200,000	200,015
3.75%, 01/30/2031(b)	132,000	123,706
5.88%, 12/01/2033(b)	30,000	30,098
Daimler Truck Finance North America LLC (Germany), 5.00%, 10/12/2032(b)	332,000	330,904
Ford Motor Credit Co. LLC,
7.35%, 11/04/2027	7,000	7,224
5.92%, 03/20/2028	200,000	203,077
7.20%, 06/10/2030	135,000	143,183
5.42%, 04/09/2031	44,000	43,876
Honda Motor Co. Ltd. (Japan),
4.69%, 07/08/2030	32,000	31,864
5.34%, 07/08/2035	146,000	146,688
Hyundai Capital America,
4.88%, 06/23/2027(b)	4,000	4,018
5.00%, 01/07/2028(b)	11,000	11,070
5.60%, 03/30/2028(b)	2,000	2,033
5.35%, 03/19/2029(b)	2,000	2,033
5.30%, 01/08/2030(b)	10,000	10,167
PACCAR Financial Corp., Series R, 3.90%, 02/05/2029	5,000	4,971
Toyota Motor Credit Corp.,
4.55%, 08/09/2029	3,000	3,011
5.35%, 01/09/2035	41,000	42,112
Series B, 4.55%, 05/14/2031	239,000	238,301
4.60%, 03/11/2033	138,000	135,999
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029(b)	255,000	257,712
5.60%, 03/22/2034(b)	300,000	302,901
		2,274,963
Automotive Parts & Equipment–0.90%
American Axle & Manufacturing, Inc.,
6.38%, 10/15/2032(b)	3,000	3,013
7.75%, 10/15/2033(b)	140,000	140,480
BMW US Capital LLC (Germany),
4.50%, 08/11/2030(b)	19,000	18,837
4.65%, 03/19/2031(b)	179,000	177,960
5.00%, 03/19/2033(b)	136,000	135,716
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	101,000	104,463
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	55,000	57,713
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Automotive Parts & Equipment–(continued)
ERAC USA Finance LLC,
4.90%, 05/01/2033(b)	$78,000	$77,598
5.25%, 04/30/2036(b)	193,000	192,980
Forvia SE (France), 8.00%, 06/15/2030(b)	68,000	71,845
Magna International, Inc. (Canada), 5.88%, 06/01/2035	16,000	16,716
Mobility Global, Inc.,
5.05%, 06/15/2029(b)	40,000	40,198
5.45%, 06/15/2031(b)	120,000	121,397
6.05%, 06/15/2036(b)	177,000	180,196
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	62,000	61,784
Phinia, Inc.,
6.75%, 04/15/2029(b)	200,000	205,826
6.63%, 10/15/2032(b)	67,000	68,788
		1,675,510
Automotive Retail–0.36%
Advance Auto Parts, Inc., 7.00%, 08/01/2030(b)	67,000	68,891
AutoZone, Inc.,
4.75%, 08/01/2032	20,000	19,835
5.20%, 08/01/2033	32,000	32,319
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(f)	55,880	61,793
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)	146,000	142,098
6.38%, 01/15/2030(b)	57,000	57,976
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	55,000	57,421
Lithia Motors, Inc.,
5.50%, 10/01/2030(b)	92,000	91,270
4.38%, 01/15/2031(b)	64,000	60,684
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	75,000	74,398
		666,685
Biotechnology–0.17%
AbbVie, Inc., 5.50%, 03/15/2064	72,000	69,398
Amgen, Inc.,
5.25%, 03/02/2030	2,000	2,044
5.75%, 03/02/2063	180,000	174,852
Gilead Sciences, Inc.,
5.25%, 10/15/2033	55,000	56,755
5.55%, 10/15/2053	21,000	20,749
		323,798
Broadcasting–0.36%
Discovery Communications LLC, 6.35%, 06/01/2040	37,000	30,548
Gray Media, Inc., 9.63%, 07/15/2032(b)	17,000	16,782
Nexstar Media, Inc.,
6.50%, 09/15/2033(b)	310,000	312,690
7.25%, 04/15/2034(b)	130,000	130,896
Paramount Global,
6.88%, 04/30/2036	74,000	68,483
5.85%, 09/01/2043	49,000	36,142
Principal Amount		Value
Broadcasting–(continued)
Univision Communications, Inc.,
4.50%, 05/01/2029(b)	$44,000	$41,858
9.38%, 08/01/2032(b)	25,000	25,624
		663,023
Broadline Retail–0.70%
Amazon.com, Inc.,
4.25%, 03/13/2031	90,000	89,025
4.88%, 03/13/2036	487,000	481,328
5.65%, 03/13/2046	332,000	331,751
5.80%, 03/13/2056	388,000	388,643
Macy’s Retail Holdings LLC, 6.13%, 03/15/2032(b)	7,000	7,008
		1,297,755
Building Products–0.63%
Carrier Global Corp., 5.90%, 03/15/2034	16,000	16,890
CRH America Finance, Inc.,
4.40%, 02/09/2031	50,000	49,370
5.00%, 02/09/2036	158,000	155,292
5.60%, 02/09/2056	41,000	40,023
Lennox International, Inc., 5.50%, 09/15/2028	6,000	6,128
Masco Corp., 3.13%, 02/15/2051	997,000	648,757
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	59,000	58,731
Rentokil Terminix Funding PLC (United Kingdom), 4.63%, 04/23/2031(b)	206,000	203,198
		1,178,389
Cable & Satellite–0.63%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	35,000	34,377
6.38%, 09/01/2029(b)	17,000	17,088
4.75%, 03/01/2030(b)	70,000	66,198
4.75%, 02/01/2032(b)	41,000	36,581
4.50%, 05/01/2032	44,000	38,640
4.50%, 06/01/2033(b)	78,000	66,779
7.38%, 02/01/2036(b)	34,000	33,224
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.,
6.65%, 02/01/2034	88,000	90,898
5.85%, 12/01/2035	69,000	67,209
5.75%, 04/01/2048	60,000	50,519
6.70%, 12/01/2055	70,000	66,318
Comcast Corp.,
5.50%, 11/15/2032	67,000	69,559
6.05%, 05/15/2055	196,000	193,763
Directv Financing LLC, 8.88%, 02/01/2030(b)	68,000	69,808
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	34,000	35,603
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	11,000	11,316
Sirius XM Radio LLC, 5.00%, 08/01/2027(b)	167,000	166,832
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Cable & Satellite–(continued)
Versant Media Group, Inc., 7.25%, 01/30/2031(b)	$64,000	$66,531
		1,181,243
Cargo Ground Transportation–0.13%
Fedex Freight Holding Co., Inc.,
4.30%, 03/15/2029(b)	11,000	10,863
4.65%, 03/15/2031(b)	41,000	40,405
4.95%, 03/15/2033(b)	21,000	20,610
5.25%, 03/15/2036(b)	104,000	101,496
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.35%, 01/12/2027(b)	1,000	1,005
4.40%, 07/01/2027(b)	3,000	2,995
5.70%, 02/01/2028(b)	3,000	3,047
5.55%, 05/01/2028(b)	3,000	3,049
4.55%, 01/15/2031(b)	53,000	52,399
Ryder System, Inc., 4.90%, 12/01/2029	5,000	5,050
		240,919
Casinos & Gaming–0.26%
Las Vegas Sands Corp.,
5.30%, 05/15/2031	69,000	69,065
5.65%, 05/18/2033	65,000	65,453
Melco Resorts Finance Ltd. (Hong Kong), 6.50%, 09/24/2033(b)	100,000	98,818
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	191,836
Voyager Parent LLC, 9.25%, 07/01/2032(b)	64,000	67,926
		493,098
Commercial & Residential Mortgage Finance–0.39%
Aviation Capital Group LLC,
3.50%, 11/01/2027(b)	8,000	7,872
6.25%, 04/15/2028(b)	5,000	5,130
6.75%, 10/25/2028(b)	13,000	13,566
4.25%, 04/30/2029(b)	16,000	15,753
4.80%, 10/24/2030(b)	114,000	113,116
Nationstar Mortgage Holdings, Inc.,
6.50%, 08/01/2029(b)	90,000	89,325
7.13%, 02/01/2032(b)	87,000	86,130
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	242,000	243,970
Radian Group, Inc., 6.20%, 05/15/2029	9,000	9,320
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	59,000	59,934
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	24,000	23,852
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	57,000	57,746
		725,714
Commodity Chemicals–0.05%
Westlake Corp., 3.13%, 08/15/2051	165,000	101,710
Principal Amount		Value
Computer & Electronics Retail–0.12%
Dell International LLC/EMC Corp., 5.50%, 04/01/2035	$186,000	$190,545
Leidos, Inc.,
4.10%, 03/15/2029	11,000	10,861
5.75%, 03/15/2033	27,000	27,999
		229,405
Construction & Engineering–0.03%
AECOM, 6.00%, 08/01/2033(b)	60,000	60,134
Construction Machinery & Heavy Transportation Equipment– 0.30%
Caterpillar Financial Services Corp.,
3.75%, 02/23/2029	15,000	14,804
4.13% (SOFR + 0.49%), 02/23/2029(e)	28,000	28,036
Series L, 4.50%, 05/15/2031	141,000	140,812
Caterpillar, Inc., 5.20%, 05/15/2035	44,000	45,006
Cummins, Inc.,
4.70%, 02/15/2031	33,000	33,234
5.30%, 05/09/2035	157,000	160,571
5.45%, 02/20/2054	36,000	35,387
Westinghouse Air Brake Technologies Corp.,
4.90%, 05/29/2030	5,000	5,051
5.50%, 05/29/2035	92,000	94,166
		557,067
Construction Materials–0.02%
JH North America Holdings, Inc.,
5.88%, 01/31/2031(b)	20,000	20,011
6.13%, 07/31/2032(b)	17,000	17,057
		37,068
Consumer Electronics–0.12%
LG Electronics, Inc. (South Korea), 5.63%, 04/24/2029(b)	100,000	102,601
Tyco Electronics Group S.A. (Switzerland),
4.50%, 02/09/2031	14,000	13,920
4.88%, 02/09/2036	117,000	115,300
		231,821
Consumer Finance–0.86%
American Express Co.,
4.73%, 04/25/2029(d)	2,000	2,011
4.89% (SOFR + 1.26%), 04/25/2029(e)	5,000	5,049
5.53%, 04/25/2030(d)	6,000	6,159
5.02%, 04/25/2031(d)	22,000	22,285
5.44%, 01/30/2036(d)	52,000	53,098
5.67%, 04/25/2036(d)	68,000	70,549
4.80%, 10/24/2036(d)	373,000	361,085
5.41%, 02/08/2041(d)	345,000	344,394
Bread Financial Holdings, Inc., 8.38%, 06/15/2035(b)(d)	30,000	31,378
Capital One Financial Corp.,
7.15%, 10/29/2027(d)	5,000	5,053
4.49%, 09/11/2031(d)	4,000	3,933
5.40%, 01/30/2037(d)	118,000	116,530
EZCORP, Inc., 7.38%, 04/01/2032(b)	187,000	198,414
FirstCash, Inc.,
6.88%, 03/01/2032(b)	49,000	50,444
6.13%, 05/01/2034(b)	29,000	29,035
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Consumer Finance–(continued)
Navient Corp.,
4.88%, 03/15/2028	$12,000	$11,768
7.88%, 06/15/2032	97,000	90,349
OneMain Finance Corp.,
6.63%, 05/15/2029	36,000	36,606
4.00%, 09/15/2030	17,000	15,700
7.13%, 11/15/2031	75,000	75,981
6.75%, 03/15/2032	29,000	28,874
7.13%, 09/15/2032	38,000	38,341
Synchrony Financial, 5.02%, 07/29/2029(d)	5,000	5,007
		1,602,043
Consumer Staples Merchandise Retail–0.24%
Dollar General Corp.,
5.00%, 11/01/2032	13,000	12,946
5.50%, 11/01/2052	248,000	234,755
Dollar Tree, Inc., 3.38%, 12/01/2051	134,000	89,042
Target Corp., 5.00%, 04/15/2035	79,000	79,291
Walmart, Inc., 4.50%, 09/09/2052	31,000	26,976
		443,010
Copper–0.00%
Freeport-McMoRan, Inc., 4.38%, 08/01/2028	6,000	5,972
Distillers & Vintners–0.03%
Brown-Forman Corp., 4.75%, 04/15/2033	15,000	14,804
Constellation Brands, Inc.,
4.80%, 05/01/2030	2,000	2,014
4.90%, 05/01/2033	13,000	12,893
4.95%, 11/01/2035	26,000	25,332
		55,043
Distributors–0.06%
Genuine Parts Co.,
6.50%, 11/01/2028	19,000	19,680
4.95%, 08/15/2029	16,000	15,950
6.88%, 11/01/2033	74,000	80,173
		115,803
Diversified Banks–14.89%
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)	333,000	359,746
6.75%(b)(d)(g)	515,000	515,357
Banco Bilbao Vizcaya Argentaria S.A. (Spain),
7.13%(d)(g)	215,000	216,784
9.38%(d)(g)	14,000	15,355
Banco Santander S.A. (Spain),
5.55%, 03/14/2028(d)	200,000	201,713
5.07%, 11/06/2030	200,000	197,004
5.13%, 11/06/2035	200,000	196,385
7.25%(d)(g)	400,000	402,987
Principal Amount		Value
Diversified Banks–(continued)
Bank of America Corp.,
4.46% (SOFR + 0.83%), 01/24/2029(e)	$2,000	$2,006
4.62%, 05/09/2029(d)	2,000	2,005
4.48%, 04/23/2030(d)	10,000	9,957
4.64% (SOFR + 1.01%), 01/24/2031(e)	17,000	17,089
5.16%, 01/24/2031(d)	4,000	4,068
4.46%, 02/06/2032(d)	8,000	7,880
4.70%, 04/23/2032(d)	41,000	40,761
5.43%, 08/15/2035(d)	71,000	71,346
5.51%, 01/24/2036(d)	7,000	7,174
5.49%, 04/23/2037(d)	331,000	329,605
7.75%, 05/14/2038	650,000	776,427
2.68%, 06/19/2041(d)	4,000	2,903
6.63%(d)(g)	61,000	63,089
Series N, 4.50% (SOFR + 0.87%), 02/06/2032(e)	363,000	361,357
Series RR, 4.38%(d)(g)	51,000	50,686
Bank of Montreal (Canada),
Series J, 4.34%, 03/19/2030(d)	4,000	3,977
7.70%, 05/26/2084(d)	456,000	478,879
7.30%, 11/26/2084(d)	250,000	262,514
Bank of New Zealand (New Zealand), 5.70%, 01/28/2035(b)(d)	256,000	261,374
Bank of Nova Scotia (The) (Canada),
4.90%, 06/05/2032(d)	322,000	322,435
8.63%, 10/27/2082(d)	429,000	448,764
8.00%, 01/27/2084(d)	235,000	248,680
6.88%, 10/27/2085(d)	339,000	342,608
Barclays PLC (United Kingdom),
4.22%, 05/24/2030(d)	200,000	196,948
4.57% (SOFR + 0.93%), 05/24/2030(e)	200,000	199,986
5.37%, 02/25/2031(d)	209,000	212,452
4.52%, 02/24/2032(d)	201,000	196,910
5.21%, 02/24/2037(d)	400,000	389,575
5.86%, 08/11/2046(d)	200,000	199,767
BBVA Bancomer S.A. (Mexico), 5.40%, 06/03/2031(b)	200,000	200,516
BNP Paribas S.A. (France), 7.20%(b)(d)(g)	205,000	205,377
BPCE S.A. (France),
6.29%, 01/14/2036(b)(d)	250,000	261,596
5.42%, 01/13/2037(b)(d)	333,000	326,261
6.35%, 01/13/2047(b)(d)	250,000	244,408
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)	60,000	61,857
CaixaBank S.A. (Spain), 5.40%, 04/22/2037(b)(d)	201,000	199,294
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Citigroup, Inc.,
4.78% (SOFR + 1.14%), 05/07/2028(e)	$8,000	$8,036
5.17%, 02/13/2030(d)	6,000	6,087
4.54%, 09/19/2030(d)	21,000	20,918
5.10% (SOFR + 1.46%), 05/07/2031(e)	7,000	7,124
2.57%, 06/03/2031(d)	7,000	6,441
4.50%, 09/11/2031(d)	84,000	83,123
6.17%, 05/25/2034(d)	96,000	100,508
5.83%, 02/13/2035(d)	80,000	81,713
5.17%, 09/11/2036(d)	7,000	6,968
5.41%, 09/19/2039(d)	108,000	106,773
5.61%, 03/04/2056(d)	208,000	203,946
6.63%(d)(g)	371,000	376,921
Series AA, 7.63%(d)(g)	206,000	214,776
Series BB, 7.20%(d)(g)	143,000	147,548
Series DD, 7.00%(d)(g)	166,000	172,200
Series JJ, 6.50%(d)(g)	537,000	543,040
Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	200,000	206,705
Credit Agricole S.A. (France),
5.22%, 05/27/2031(b)(d)	250,000	252,772
4.82%, 09/25/2033(b)(d)	325,000	318,204
Danske Bank A/S (Denmark), 5.00%, 03/27/2032(b)(d)	200,000	200,553
Federation des caisses Desjardins du Quebec (Canada), 5.02%, 05/27/2031(b)	274,000	276,580
Fifth Third Bancorp,
6.34%, 07/27/2029(d)	2,000	2,071
4.77%, 07/28/2030(d)	6,000	6,001
4.57%, 04/29/2032(d)	140,000	137,712
4.34%, 04/25/2033(d)	20,000	19,316
Fifth Third Financial Corp., 5.98%, 01/30/2030(d)	6,000	6,184
HSBC Holdings PLC (United Kingdom),
4.40%, 03/10/2030(d)	202,000	200,260
4.71%, 05/12/2030(d)	200,000	199,611
5.29%, 11/19/2030(d)	290,000	294,233
5.13%, 03/03/2031(d)	200,000	201,892
5.24%, 05/13/2031(d)	253,000	256,262
4.68%, 03/10/2032(d)	201,000	198,438
5.21%, 05/12/2034(d)	215,000	214,685
7.40%, 11/13/2034(d)	7,000	7,801
5.28%, 03/10/2037(d)	416,000	411,742
6.75%(d)(g)	201,000	201,979
6.88%(d)(g)	216,000	221,969
7.05%(d)(g)	249,000	255,216
JPMorgan Chase & Co.,
5.57%, 04/22/2028(d)	2,000	2,022
4.32%, 04/26/2028(d)	4,000	3,998
4.92%, 01/24/2029(d)	2,000	2,015
5.30%, 07/24/2029(d)	2,000	2,030
5.01%, 01/23/2030(d)	6,000	6,058
5.58%, 04/22/2030(d)	10,000	10,257
4.41%, 04/23/2030(d)	47,000	46,757
5.00%, 07/22/2030(d)	18,000	18,175
4.60%, 10/22/2030(d)	3,000	2,996
5.14%, 01/24/2031(d)	9,000	9,143
Principal Amount		Value
Diversified Banks–(continued)
5.10%, 04/22/2031(d)	$2,000	$2,034
4.26%, 10/22/2031(d)	5,000	4,905
4.35%, 01/22/2032(d)	4,000	3,932
4.62%, 04/23/2032(d)	300,000	297,599
4.59%, 04/26/2033(d)	22,000	21,700
5.72%, 09/14/2033(d)	93,000	96,166
5.34%, 01/23/2035(d)	22,000	22,337
5.50%, 01/24/2036(d)	5,000	5,118
5.57%, 04/22/2036(d)	2,000	2,059
5.58%, 07/23/2036(d)	2,000	2,033
4.90%, 01/22/2037(d)	226,000	220,315
5.15%, 04/23/2037(d)	151,000	150,135
5.53%, 11/29/2045(d)	98,000	97,570
6.10%(d)(g)	626,000	631,306
Series W, 4.91% (3 mo. Term SOFR + 1.26%), 05/15/2047(e)	134,000	122,245
Series NN, 6.88%(d)(g)	34,000	35,516
Series OO, 6.50%(d)(g)	154,000	157,950
KeyBank N.A., 5.85%, 11/15/2027	7,000	7,131
KeyCorp, 5.31%, 01/28/2037(d)	76,000	74,930
Lloyds Banking Group PLC (United Kingdom),
4.43%, 11/04/2031(d)	211,000	207,583
6.63%(d)(g)	200,000	197,022
Macquarie Bank Ltd. (Australia), 4.11% (SOFR + 0.48%), 02/03/2028(b)(e)	5,000	5,002
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.26%, 04/17/2030(d)	7,000	7,114
5.11% (SOFR + 1.48%), 04/24/2031(e)	200,000	204,277
5.16%, 04/24/2031(d)	206,000	209,007
5.41%, 04/19/2034(d)	205,000	210,231
5.57%, 01/16/2036(d)	287,000	294,857
5.19%, 09/12/2036(d)	227,000	226,724
6.35%(d)(g)	291,000	292,389
8.20%(d)(g)	222,000	240,345
Mizuho Bank Ltd. (Japan),
5.19%, 04/16/2036(b)	200,000	199,601
5.77%, 04/16/2046(b)	200,000	200,349
Mizuho Financial Group, Inc. (Japan), 5.59%, 07/10/2035(d)	325,000	334,322
Morgan Stanley Bank, N.A., 4.61% (SOFR + 0.98%), 05/10/2030(e)	192,000	193,079
Morgan Stanley Private Bank N.A., 4.73%, 07/18/2031(d)	250,000	249,387
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(d)	494,000	507,720
National Securities Clearing Corp., 5.10%, 11/21/2027(b)	8,000	8,107
Nordea Bank Abp (Finland),
6.30%(b)(d)(g)	200,000	202,495
6.75%(b)(d)(g)	212,000	215,060
Pinnacle Bank, 5.63%, 02/15/2028	536,000	543,071
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
PNC Financial Services Group, Inc. (The),
4.08%, 01/26/2029(d)	$2,000	$1,989
4.25% (SOFR + 0.62%), 01/26/2029(e)	4,000	4,003
5.58%, 06/12/2029(d)	2,000	2,046
4.31% (SOFR + 0.68%), 10/26/2029(e)	331,000	331,195
4.62%, 10/26/2029(d)	264,000	264,195
4.63%, 06/06/2033(d)	7,000	6,798
5.07%, 01/24/2034(d)	22,000	22,073
5.37%, 07/21/2036(d)	71,000	71,721
5.42%, 01/25/2041(d)	122,000	119,948
Royal Bank of Canada (Canada),
7.50%, 05/02/2084(d)	414,000	429,857
6.50%, 11/24/2085(d)	211,000	207,286
6.50%, 05/24/2086(d)	501,000	495,635
Standard Chartered PLC (United Kingdom),
6.75%, 02/08/2028(b)(d)	109,000	110,639
5.01%, 10/15/2030(b)(d)	200,000	201,520
5.24%, 05/13/2031(b)(d)	200,000	202,469
5.31% (SOFR + 1.68%), 05/13/2031(b)(e)	200,000	205,219
5.24%, 01/13/2037(b)(d)	400,000	392,628
7.00%(b)(d)(g)	283,000	284,465
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.33%, 03/03/2041(d)	233,000	228,254
Sumitomo Mitsui Trust Group, Inc. (Japan), 5.42%, 09/11/2036(b)(d)	207,000	204,121
Toronto-Dominion Bank (The) (Canada),
4.93%, 10/15/2035	89,000	87,524
8.13%, 10/31/2082(d)	349,000	362,501
U.S. Bancorp,
5.78%, 06/12/2029(d)	5,000	5,123
5.03%, 01/26/2037(d)	4,000	3,942
Wells Fargo & Co.,
5.71%, 04/22/2028(d)	4,000	4,046
5.00% (SOFR + 1.37%), 04/23/2029(e)	16,000	16,192
5.57%, 07/25/2029(d)	5,000	5,099
4.18%, 01/23/2030(d)	10,000	9,899
5.20%, 01/23/2030(d)	8,000	8,121
5.15%, 04/23/2031(d)	7,000	7,105
4.84%, 05/20/2032(d)	235,000	234,857
5.39%, 04/24/2034(d)	24,000	24,442
5.56%, 07/25/2034(d)	16,000	16,465
5.50%, 01/23/2035(d)	46,000	46,995
5.61%, 04/23/2036(d)	7,000	7,184
5.38%, 11/02/2043	247,000	232,828
5.43%, 01/23/2047(d)	269,000	258,555
6.13%(d)(g)	362,000	365,139
6.85%(d)(g)	38,000	39,407
7.63%(d)(g)	32,000	33,697
Westpac Banking Corp. (Australia),
4.15%, 05/11/2028	19,000	18,984
5.41%, 08/10/2033(d)	10,000	10,126
5.62%, 11/20/2035(d)	45,000	45,560
		27,728,196
Principal Amount		Value
Diversified Capital Markets–1.13%
Credit Suisse Group AG (Switzerland),
4.50%(b)(c)(d)(g)(h)	$268,000	$76,313
5.25%(b)(c)(d)(g)(h)	248,000	70,618
Deutsche Bank AG (Germany), 5.06%, 04/14/2032(d)	150,000	149,796
UBS Group AG (Switzerland),
4.75%, 05/12/2028(b)(d)	7,000	7,024
4.40%, 09/23/2031(b)(d)	200,000	196,425
5.01%, 03/23/2037(b)(d)	200,000	195,030
5.20%, 08/10/2037(b)(d)	448,000	441,208
5.53%, 05/06/2047(b)(d)	486,000	470,539
4.38%(b)(d)(g)	258,000	235,851
7.13%(b)(d)(g)	250,000	254,475
		2,097,279
Diversified Financial Services–2.65%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.50%, 01/31/2056(d)	280,000	285,970
Amrize Finance US LLC,
4.70%, 04/07/2028	5,000	5,015
4.95%, 04/07/2030	3,000	3,026
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	15,000	15,064
6.38%, 05/04/2028(b)	13,000	13,373
5.75%, 03/01/2029(b)	4,000	4,090
4.20%, 04/15/2029(b)	50,000	49,184
5.75%, 11/15/2029(b)	4,000	4,104
5.15%, 01/15/2030(b)	5,000	5,026
4.70%, 01/30/2031(b)	82,000	80,664
4.95%, 10/15/2032(b)	286,000	279,122
BlackRock Funding, Inc., 4.90%, 01/08/2035	21,000	21,114
Citadel Finance LLC,
4.75%, 02/14/2029(b)	253,000	248,822
5.15%, 02/14/2031(b)	311,000	304,343
Citadel Securities Global Holdings LLC,
5.13%, 01/27/2032(b)	267,000	263,486
5.75%, 03/27/2036(b)	250,000	247,141
Corebridge Financial, Inc.,
6.05%, 09/15/2033	60,000	63,013
5.75%, 01/15/2034	65,000	66,820
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(b)	1,277,000	1,285,913
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	29,000	29,464
GABX Leasing LLC, 4.63%, 04/15/2031(b)	118,000	116,497
GGAM Finance Ltd. (Ireland), 5.88%, 03/15/2030(b)	99,000	100,196
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	190,000	194,430
Goodman US Finance Seven, LLC (Australia), 5.25%, 04/28/2036(b)	48,000	47,376
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	70,000	67,382
Jackson Financial, Inc., 5.67%, 06/08/2032	7,000	7,087
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Diversified Financial Services–(continued)
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(b)	$60,000	$62,234
6.13%, 11/01/2032(b)	70,000	70,215
6.75%, 05/01/2033(b)	252,000	259,332
LPL Holdings, Inc.,
5.70%, 05/20/2027	5,000	5,057
5.20%, 03/15/2030	39,000	39,324
5.15%, 06/15/2030	35,000	35,220
5.65%, 03/15/2035	145,000	144,319
LSEG US Fin Corp. (United Kingdom), 5.25%, 03/23/2036(b)	200,000	199,522
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	2,000	2,065
5.15%, 03/17/2030(b)	2,000	1,992
6.50%, 03/26/2031(b)	2,000	2,093
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	83,000	86,811
Wynnton Funding Trust II, 5.99%, 08/15/2055(b)	212,000	211,810
		4,927,716
Diversified Metals & Mining–0.66%
BHP Billiton Finance (USA) Ltd. (Australia),
5.25%, 09/08/2030	8,000	8,207
5.25%, 09/08/2033	104,000	106,565
5.75%, 09/05/2055	40,000	40,715
Corp. Nacional del Cobre de Chile (Chile), 5.53%, 01/30/2037(b)	215,000	212,968
Glencore Funding LLC (Australia),
4.91%, 04/01/2028(b)	5,000	5,034
5.37%, 04/04/2029(b)	6,000	6,118
5.19%, 04/01/2030(b)	17,000	17,253
4.90%, 07/01/2031(b)	120,000	120,183
5.20%, 07/01/2033(b)	148,000	148,622
5.63%, 04/04/2034(b)	67,000	69,048
5.51%, 04/01/2036(b)	309,000	312,266
5.89%, 04/04/2054(b)	19,000	18,979
6.14%, 04/01/2055(b)	59,000	60,858
Rio Tinto Finance (USA) PLC (Australia),
4.88%, 03/14/2030	11,000	11,147
5.00%, 03/14/2032	31,000	31,422
5.75%, 03/14/2055	27,000	27,348
5.88%, 03/14/2065	28,000	28,681
		1,225,414
Diversified REITs–0.08%
CubeSmart L.P., 2.50%, 02/15/2032	6,000	5,298
Goodman US Finance Eight, LLC (Australia), 5.88%, 04/28/2046(b)	66,000	65,054
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	64,000	61,715
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	10,000	10,493
		142,560
Diversified Support Services–0.19%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	305,000	308,446
Principal Amount		Value
Diversified Support Services–(continued)
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	$3,000	$3,117
5.04%, 03/25/2030(b)	33,000	33,304
		344,867
Drug Retail–0.82%
CK Hutchison International (23) Ltd. (United Kingdom),
4.75%, 04/21/2028(b)	118,000	118,971
4.88%, 04/21/2033(b)	302,000	303,816
CVS Pass-Through Trust,
6.04%, 12/10/2028	125,169	125,712
5.77%, 01/10/2033(b)	662,528	664,824
Teva Pharmaceutical Finance Netherlands IV B.V. (Israel), 5.75%, 12/01/2030	300,000	307,054
		1,520,377
Electric Utilities–5.79%
AEP Texas, Inc., 5.70%, 05/15/2034	21,000	21,718
AEP Transmission Co. LLC, 5.38%, 06/15/2035	14,000	14,267
Alabama Power Co.,
Series C, 4.30%, 03/15/2031	18,000	17,774
5.85%, 11/15/2033	15,000	15,828
5.10%, 04/02/2035	13,000	13,112
American Electric Power Co., Inc.,
5.20%, 01/15/2029	3,000	3,053
Series C, 5.80%, 03/15/2056(d)	148,000	147,656
Series D, 6.05%, 03/15/2056(d)	17,000	16,867
Arizona Public Service Co., 5.90%, 08/15/2055	125,000	125,361
Baltimore Gas and Electric Co., 5.45%, 06/01/2035	28,000	28,580
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	85,000	84,577
Capital Power (US Holdings), Inc. (Canada),
5.26%, 06/01/2028(b)	3,000	3,022
6.19%, 06/01/2035(b)	102,000	105,618
CenterPoint Energy Houston Electric LLC,
4.80%, 03/15/2030	6,000	6,067
5.05%, 03/01/2035	21,000	21,024
Series AJ, 4.85%, 10/01/2052	300,000	267,006
Commonwealth Edison Co., 5.95%, 06/01/2055	212,000	216,110
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	3,000	3,123
6.15%, 11/15/2052	16,000	16,789
5.90%, 11/15/2053	41,000	41,560
5.75%, 11/15/2055	113,000	111,925
Constellation Energy Generation LLC,
6.13%, 01/15/2034	16,000	17,060
6.50%, 10/01/2053	21,000	22,548
5.75%, 03/15/2054	43,000	42,328
5.88%, 01/15/2066	66,000	64,364
Constellation Energy Generation, LLC,
4.80%, 01/15/2032	248,000	246,892
5.30%, 06/01/2036	303,000	301,866
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Cumberland Combined Cycle Generation LLC, 5.82%, 05/15/2056	$315,000	$321,572
Duke Energy Carolinas LLC,
5.25%, 03/15/2035	91,000	92,686
5.35%, 01/15/2053	58,000	54,854
Duke Energy Corp.,
4.85%, 01/05/2029	3,000	3,026
5.00%, 08/15/2052	55,000	47,837
Duke Energy Florida LLC, 4.20%, 12/01/2030	12,000	11,843
Duke Energy Indiana LLC,
5.40%, 04/01/2053	37,000	35,068
5.90%, 05/15/2055	55,000	55,574
Edison International, 5.00%, 05/05/2028	46,000	46,103
Electricite de France S.A. (France),
5.25%, 04/22/2036(b)	381,000	374,851
6.38%, 01/13/2055(b)	202,000	206,816
6.13%, 04/22/2056(b)	396,000	391,752
6.25%, 04/22/2066(b)	332,000	326,798
Emera US Finance LLC,
4.50%, 04/01/2029	24,000	23,905
5.20%, 04/01/2033	49,000	48,790
Series A, 6.65%, 10/01/2056(d)	118,000	119,590
Series B, 6.85%, 10/01/2056(d)	93,000	94,322
Entergy Corp.,
7.13%, 12/01/2054(d)	15,000	15,566
5.88%, 06/15/2056(d)	118,000	118,530
Entergy Louisiana LLC, 5.15%, 09/15/2034	45,000	45,484
Entergy Texas, Inc., 5.25%, 04/15/2035	64,000	64,474
Evergy Metro, Inc.,
4.95%, 04/15/2033	22,000	22,059
5.13%, 08/15/2035	73,000	72,599
Evergy Missouri West, Inc., 5.25%, 12/15/2035(b)	70,000	69,417
Evergy, Inc., 4.25%, 03/15/2029	4,000	3,964
Exelon Corp.,
5.13%, 03/15/2031	35,000	35,578
5.60%, 03/15/2053	61,000	58,542
5.88%, 03/15/2055	115,000	114,069
FirstEnergy Transmission LLC,
4.55%, 01/15/2030	5,000	4,984
5.00%, 01/15/2035	21,000	20,777
Florida Power & Light Co.,
4.70%, 02/15/2036	60,000	58,409
5.13%, 06/01/2036	129,000	129,617
5.75%, 06/01/2056	101,000	101,458
5.80%, 03/15/2065	25,000	24,844
5.60%, 02/15/2066	112,000	107,963
5.90%, 06/01/2066	126,000	126,914
Georgia Power Co., 4.95%, 05/17/2033	30,000	30,249
Indiana Michigan Power Co., 5.60%, 03/15/2056	86,000	84,000
ITC Holdings Corp.,
4.88%, 04/15/2031(b)	94,000	93,743
5.50%, 04/15/2036(b)	70,000	70,793
Principal Amount		Value
Electric Utilities–(continued)
Louisville Gas and Electric Co., 5.85%, 08/15/2055	$18,000	$18,155
MidAmerican Energy Co.,
5.35%, 01/15/2034	15,000	15,437
5.85%, 09/15/2054	22,000	22,341
5.30%, 02/01/2055	239,000	224,589
Narragansett Electric Co. (The), 6.00%, 05/15/2056(b)	178,000	181,296
National Rural Utilities Cooperative Finance Corp.,
Series D, 4.06% (SOFR + 0.43%), 08/09/2027(e)	8,000	8,004
4.05%, 02/09/2029	5,000	4,956
4.85%, 02/07/2029	3,000	3,030
4.40%, 05/11/2029	11,000	10,995
5.00%, 02/07/2031	8,000	8,142
5.80%, 01/15/2033	25,000	26,426
5.00%, 08/15/2034	86,000	86,712
7.13%, 09/15/2053(d)	170,000	177,131
5.75%, 04/20/2056	339,000	336,497
5.95%, 04/20/2056	396,000	394,251
NextEra Energy Capital Holdings, Inc.,
5.00%, 07/15/2032	14,000	14,129
5.45%, 03/15/2035	111,000	113,145
5.90%, 03/15/2055	36,000	35,629
Niagara Mohawk Power Corp.,
4.65%, 10/03/2030(b)	60,000	59,750
6.00%, 07/03/2055(b)	99,000	98,446
Northern States Power Co., 5.65%, 05/15/2055	229,000	227,562
NRG Energy, Inc.,
4.73%, 10/15/2030(b)	91,000	89,732
4.96%, 04/30/2031(b)	11,000	10,889
5.75%, 01/15/2034(b)	3,000	2,969
5.88%, 05/15/2034(b)	85,000	84,508
5.41%, 10/15/2035(b)	67,000	65,832
6.00%, 01/15/2036(b)	2,000	1,988
6.13%, 05/15/2036(b)	83,000	82,865
Oglethorpe Power Corp., 5.90%, 02/01/2055	21,000	20,717
Ohio Power Co., 5.65%, 06/01/2034	40,000	41,458
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	161,000	155,465
Oncor Electric Delivery Co. LLC,
5.65%, 11/15/2033	28,000	29,348
5.80%, 04/01/2055	92,000	92,479
Pacific Gas and Electric Co.,
6.10%, 01/15/2029	16,000	16,514
5.20%, 05/01/2036	92,000	89,767
6.00%, 05/01/2056	127,000	122,117
PacifiCorp,
5.10%, 02/15/2029	5,000	5,060
5.30%, 02/15/2031	19,000	19,354
5.45%, 02/15/2034	56,000	56,768
5.80%, 01/15/2055	44,000	42,043
7.13%, 08/15/2056(d)	92,000	92,546
PG&E Corp., 7.38%, 03/15/2055(d)	322,000	328,154
Pinnacle West Capital Corp., 5.15%, 05/15/2030	6,000	6,089
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
PPL Capital Funding, Inc.,
Conv., 3.00%, 12/01/2030(b)	$163,000	$164,809
5.25%, 09/01/2034	17,000	17,095
PPL Electric Utilities Corp., 5.55%, 08/15/2055	28,000	27,437
PSEG Power LLC, 5.20%, 05/15/2030(b)	2,000	2,030
Public Service Co. of Colorado, 5.25%, 04/01/2053	24,000	22,167
San Diego Gas & Electric Co., 5.35%, 04/01/2053	86,000	80,437
Sierra Pacific Power Co., 5.90%, 03/15/2054	2,000	2,005
Southern Co. (The),
5.70%, 10/15/2032	21,000	21,942
4.85%, 03/15/2035	40,000	39,083
6.00%, 04/01/2058(d)	340,000	342,432
Southwestern Electric Power Co.,
5.30%, 04/01/2033	20,000	20,310
5.20%, 04/01/2036	73,000	72,128
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	5,000	5,050
Union Electric Co.,
5.20%, 04/01/2034	70,000	71,301
5.25%, 04/15/2035	59,000	59,885
5.13%, 03/15/2055	32,000	29,228
Virginia Electric & Power Co.,
Series C, 4.90%, 09/15/2035	114,000	112,382
Series D, 5.60%, 09/15/2055	104,000	101,101
Virginia Electric and Power Co., 5.00%, 04/01/2033	23,000	23,260
Vistra Operations Co. LLC,
4.38%, 05/01/2029(b)	8,000	7,851
4.60%, 10/15/2030(b)	62,000	60,827
4.70%, 01/31/2031(b)	45,000	44,245
6.88%, 04/15/2032(b)	5,000	5,205
6.95%, 10/15/2033(b)	59,000	64,253
6.00%, 04/15/2034(b)	23,000	23,715
5.70%, 12/30/2034(b)	35,000	35,433
5.35%, 01/31/2036(b)	56,000	54,807
Wisconsin Electric Power Co., 4.15%, 10/15/2030	14,000	13,793
Wisconsin Public Service Corp., 4.25%, 01/15/2031	20,000	19,789
Xcel Energy, Inc., 4.75%, 03/21/2028	1,000	1,005
		10,773,805
Electrical Components & Equipment–0.58%
EnerSys,
4.38%, 12/15/2027(b)	161,000	160,030
6.63%, 01/15/2032(b)	27,000	27,804
Molex Electronic Technologies LLC,
4.75%, 04/30/2028(b)	4,000	4,015
5.25%, 04/30/2032(b)	35,000	35,682
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/2030(b)	105,000	103,757
Regal Rexnord Corp.,
6.05%, 04/15/2028	3,000	3,069
6.30%, 02/15/2030	7,000	7,308
6.40%, 04/15/2033	143,000	151,590
Principal Amount		Value
Electrical Components & Equipment–(continued)
Vertiv Group Corp., 4.13%, 11/15/2028(b)	$11,000	$10,874
Vertiv Holdings Co.,
4.85%, 03/15/2036	38,000	37,025
5.65%, 03/15/2046	86,000	83,934
5.80%, 03/15/2056	63,000	62,141
5.95%, 03/15/2066	391,000	386,241
		1,073,470
Electronic Components–0.24%
Amphenol Corp.,
4.13%, 11/15/2030	18,000	17,703
4.40%, 02/15/2033	139,000	135,668
5.00%, 01/15/2035	38,000	37,989
5.38%, 11/15/2054	56,000	54,400
Corning, Inc., 5.45%, 11/15/2079	137,000	127,227
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	73,000	68,499
		441,486
Electronic Equipment & Instruments–0.01%
Keysight Technologies, Inc., 5.35%, 07/30/2030	22,000	22,544
Electronic Manufacturing Services–0.10%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	99,000	101,337
Jabil, Inc.,
3.00%, 01/15/2031	8,000	7,371
4.75%, 02/01/2033	73,000	71,398
		180,106
Environmental & Facilities Services–0.35%
GFL Environmental Holdings (US), Inc., 5.50%, 02/01/2034(b)	55,000	53,786
Republic Services, Inc.,
5.00%, 12/15/2033	37,000	37,565
5.00%, 04/01/2034	2,000	2,018
Rollins, Inc., 5.25%, 02/24/2035	20,000	19,987
Veralto Corp.,
5.35%, 09/18/2028	5,000	5,086
4.85%, 01/15/2032	231,000	231,387
Waste Connections, Inc., 4.80%, 07/15/2036	272,000	266,018
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	44,000	45,219
		661,066
Fertilizers & Agricultural Chemicals–0.25%
FMC Corp.,
3.45%, 10/01/2029	15,000	13,720
8.00%, 06/01/2031(b)	11,000	11,504
5.65%, 05/18/2033	15,000	13,489
6.38%, 05/18/2053	9,000	7,014
Mosaic Co. (The),
4.35%, 01/15/2029	26,000	25,782
4.60%, 11/15/2030	50,000	49,445
Nutrien Ltd. (Canada),
4.85%, 05/29/2031	184,000	184,393
5.35%, 05/29/2036	154,000	154,541
		459,888
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Financial Exchanges & Data–0.14%
Intercontinental Exchange, Inc.,
3.95%, 12/01/2028	$5,000	$4,952
4.60%, 03/15/2033	22,000	21,794
4.95%, 06/15/2052	51,000	46,313
5.20%, 06/15/2062	66,000	60,261
MSCI, Inc., 5.25%, 09/01/2035	69,000	68,007
Nasdaq, Inc.,
5.35%, 06/28/2028	3,000	3,052
5.55%, 02/15/2034	18,000	18,595
5.95%, 08/15/2053	13,000	13,276
6.10%, 06/28/2063	17,000	17,476
		253,726
Food Distributors–0.01%
Sysco Corp., 5.10%, 09/23/2030	18,000	18,232
Food Retail–0.10%
Alimentation Couche-Tard, Inc. (Canada), 5.08%, 09/29/2035(b)	123,000	121,607
Kroger Co. (The), 5.65%, 09/15/2064	65,000	61,166
		182,773
Forest Products–0.15%
Georgia-Pacific LLC,
4.40%, 06/30/2028(b)	4,000	4,000
4.60%, 05/15/2031(b)	161,000	159,954
4.95%, 06/30/2032(b)	28,000	28,227
4.90%, 05/15/2033(b)	86,000	85,628
		277,809
Gas Utilities–0.51%
Atmos Energy Corp.,
5.90%, 11/15/2033	20,000	21,344
5.20%, 08/15/2035	77,000	78,453
6.20%, 11/15/2053	16,000	17,084
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	34,000	34,881
Snam S.p.A. (Italy),
5.75%, 05/28/2035(b)	214,000	220,551
6.50%, 05/28/2055(b)	201,000	209,299
Southern California Gas Co., 5.90%, 06/01/2056	259,000	262,440
Southern Natural Gas Co. L.L.C., 5.45%, 08/01/2035(b)	21,000	21,379
Southwest Gas Corp., 5.45%, 03/23/2028	3,000	3,047
Venture Global Calcasieu Pass LLC, 6.00%, 05/01/2036(b)	79,000	79,927
		948,405
Gold–0.04%
Coeur Mining, Inc., 6.88%, 04/01/2032(b)	66,000	68,419
Health Care Distributors–0.09%
Cardinal Health, Inc.,
4.50%, 09/15/2030	4,000	3,969
5.45%, 02/15/2034	20,000	20,453
5.15%, 09/15/2035	19,000	18,943
Cencora, Inc.,
3.95%, 02/13/2029	10,000	9,859
4.25%, 11/15/2030	27,000	26,541
Principal Amount		Value
Health Care Distributors–(continued)
McKesson Corp.,
4.65%, 05/30/2030	$14,000	$14,052
4.95%, 05/30/2032	75,000	75,929
		169,746
Health Care Equipment–0.39%
Abbott Laboratories,
3.70%, 03/09/2029	5,000	4,917
5.50%, 03/15/2056	382,000	373,158
5.60%, 03/15/2066	184,000	179,516
Augusta SpinCo Corp.,
4.66%, 03/23/2031	73,000	72,600
4.95%, 03/23/2033	60,000	59,834
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	14,000	14,038
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	6,000	6,089
Stryker Corp.,
4.25%, 09/11/2029	4,000	3,975
4.85%, 02/10/2030	6,000	6,067
		720,194
Health Care Facilities–0.20%
Adventist Health System, 5.76%, 12/01/2034	29,000	29,746
Ascension Health,
Series 2025, 4.29%, 11/15/2030	22,000	21,718
4.92%, 11/15/2035	65,000	64,555
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	98,000	57,418
Select Medical Corp., 6.25%, 12/01/2032(b)	2,000	1,950
Universal Health Services, Inc.,
4.63%, 10/15/2029	10,000	9,926
5.05%, 10/15/2034	86,000	82,943
UPMC,
5.04%, 05/15/2033	77,000	77,612
5.38%, 05/15/2043	30,000	28,204
		374,072
Health Care REITs–0.13%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	2,000	1,957
5.63%, 05/15/2054	6,000	5,651
Diversified Healthcare Trust, 4.38%, 03/01/2031	77,000	70,221
Healthpeak OP LLC, 5.38%, 02/15/2035	21,000	21,187
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	11,000	11,462
National Health Investors, Inc., 5.35%, 02/01/2033	23,000	22,866
Omega Healthcare Investors, Inc.,
5.20%, 07/01/2030	56,000	56,404
3.25%, 04/15/2033	8,000	7,106
Ventas Realty L.P., 5.00%, 02/15/2036	48,000	47,123
		243,977
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Health Care Services–1.03%
Cigna Group (The), 4.50%, 09/15/2030	$16,000	$15,948
CommonSpirit Health,
5.32%, 12/01/2034	99,000	99,172
5.55%, 12/01/2054	39,000	36,789
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	40,000	37,729
4.75%, 02/15/2031(b)	18,000	16,565
CVS Health Corp.,
5.00%, 01/30/2029	5,000	5,059
5.25%, 01/30/2031	6,000	6,128
5.45%, 09/15/2035	83,000	84,040
6.75%, 12/10/2054(d)	62,000	64,682
7.00%, 03/10/2055(d)	512,000	533,842
6.20%, 09/15/2055	132,000	134,099
6.25%, 09/15/2065	153,000	154,233
DaVita, Inc.,
6.88%, 09/01/2032(b)	27,000	27,982
6.75%, 07/15/2033(b)	31,000	32,064
HCA, Inc.,
4.30%, 11/15/2030	18,000	17,646
5.45%, 09/15/2034	14,000	14,143
5.75%, 03/01/2035	69,000	71,039
5.90%, 06/01/2053	73,000	70,385
6.20%, 03/01/2055	26,000	26,137
Icon Investments Six DAC,
5.81%, 05/08/2027	200,000	201,643
5.85%, 05/08/2029	210,000	213,854
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	49,000	30,406
Quest Diagnostics, Inc., 6.40%, 11/30/2033	22,000	23,924
		1,917,509
Health Care Supplies–0.46%
180 Medical, Inc. (United Kingdom), 5.30%, 10/08/2035(b)	210,000	204,756
Medline Borrower LP/Medline Co-Issuer, Inc.,
5.00%, 06/15/2031(b)	313,000	312,843
5.25%, 06/15/2033(b)	144,000	144,136
Solventum Corp.,
5.40%, 03/01/2029	3,000	3,060
5.60%, 03/23/2034	102,000	104,656
5.90%, 04/30/2054	83,000	82,193
		851,644
Heavy Electrical Equipment–0.22%
GE Vernova, Inc.,
4.25%, 02/04/2031	11,000	10,861
4.88%, 02/04/2036	114,000	112,406
5.50%, 02/04/2056	298,000	289,143
		412,410
Highways & Railtracks–0.16%
Burlington Northern Santa Fe LLC,
5.20%, 04/15/2054	79,000	73,539
5.55%, 03/15/2056	49,000	47,881
5.80%, 03/15/2056	170,000	172,106
		293,526
Principal Amount		Value
Home Improvement Retail–0.03%
Home Depot, Inc. (The), 4.65%, 09/15/2035	$37,000	$36,077
Lowe’s Cos., Inc.,
5.63%, 04/15/2053	6,000	5,772
5.80%, 09/15/2062	5,000	4,865
5.85%, 04/01/2063	5,000	4,907
		51,621
Homebuilding–0.06%
Toll Brothers Finance Corp., 5.60%, 06/15/2035	107,000	109,475
Hotel & Resort REITs–0.10%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.25%, 08/15/2032	76,000	77,179
4.75%, 03/15/2033	67,000	65,706
5.75%, 07/15/2034	15,000	15,542
4.95%, 01/15/2035	29,000	28,402
		186,829
Hotels, Resorts & Cruise Lines–0.53%
Airbnb, Inc.,
4.40%, 03/16/2029	2,000	1,997
4.65%, 03/16/2031	11,000	11,003
5.25%, 03/16/2036	44,000	44,052
Carnival Corp.,
5.88%, 06/15/2031(b)	11,000	11,179
5.75%, 08/01/2032(b)	8,000	8,092
6.13%, 02/15/2033(b)	2,000	2,027
Expedia Group, Inc.,
5.40%, 02/15/2035	57,000	56,719
5.50%, 04/15/2036	266,000	263,278
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)	201,000	204,176
3.75%, 05/01/2029(b)	200,000	193,609
6.13%, 04/01/2032(b)	3,000	3,060
Marriott International, Inc., 5.30%, 05/15/2034	21,000	21,288
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)	73,000	71,685
Royal Caribbean Cruises Ltd.,
6.25%, 03/15/2032(b)	5,000	5,108
6.00%, 02/01/2033(b)	8,000	8,112
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	84,000	83,922
		989,307
Household Appliances–0.02%
Whirlpool Corp., 6.50%, 06/15/2033	38,000	34,527
Housewares & Specialties–0.01%
Newell Brands, Inc.,
6.38%, 09/15/2027	15,000	15,185
6.38%, 05/15/2030	2,000	1,975
		17,160
Independent Power Producers & Energy Traders–0.33%
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041(b)	212,959	217,016
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Independent Power Producers & Energy Traders–(continued)
Vistra Corp.,
7.00%(b)(d)(g)	$92,000	$92,754
8.00%(b)(d)(g)	28,000	28,243
Series C, 8.88%(b)(d)(g)	35,000	37,671
VoltaGrid LLC, 7.38%, 11/01/2030(b)	224,000	233,361
		609,045
Industrial Conglomerates–0.22%
Eaton Corp.,
4.20%, 03/06/2031	4,000	3,938
5.45%, 03/06/2056	200,000	196,973
Siemens Funding B.V. (Germany), 5.20%, 05/28/2035(b)	210,000	214,598
		415,509
Industrial Machinery & Supplies & Components–0.97%
Enpro, Inc., 6.13%, 06/01/2033(b)	117,000	119,410
ESAB Corp.,
6.25%, 04/15/2029(b)	279,000	284,387
5.63%, 04/01/2031(b)	237,000	238,767
Flowserve Corp., 5.70%, 05/15/2036	28,000	28,202
Ingersoll Rand, Inc., 5.20%, 06/15/2027	4,000	4,034
Nordson Corp.,
5.60%, 09/15/2028	4,000	4,084
5.80%, 09/15/2033	19,000	19,809
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	6,000	6,172
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	293,000	287,012
Stanley Black & Decker, Inc., 2.75%, 11/15/2050	1,105,000	648,330
Xylem, Inc.,
5.20%, 06/01/2033	104,000	105,595
5.45%, 06/01/2036	62,000	63,363
		1,809,165
Industrial REITs–0.00%
LXP Industrial Trust, 6.75%, 11/15/2028	3,000	3,128
Insurance Brokers–0.32%
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	14,000	14,313
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	4,000	4,035
5.00%, 02/15/2032	14,000	14,020
5.15%, 02/15/2035	21,000	20,861
5.55%, 02/15/2055	48,000	45,430
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	54,000	55,721
4.95%, 03/15/2036	215,000	211,808
6.25%, 11/01/2052	15,000	15,910
5.45%, 03/15/2053	16,000	15,323
5.70%, 09/15/2053	50,000	49,508
Willis North America, Inc.,
4.55%, 03/15/2031	62,000	61,256
5.15%, 03/15/2036	88,000	86,251
		594,436
Principal Amount		Value
Integrated Oil & Gas–1.22%
Ecopetrol S.A. (Colombia), 8.88%, 01/13/2033	$347,000	$366,894
Eni S.p.A. (Italy),
5.50%, 05/15/2034(b)	217,000	221,475
5.25%, 05/18/2036(b)	74,000	73,351
Occidental Petroleum Corp.,
6.20%, 03/15/2040	128,000	134,908
4.63%, 06/15/2045	48,000	40,006
4.40%, 04/15/2046	27,000	22,304
4.10%, 02/15/2047	68,000	52,494
Par Petroleum, LLC, 7.38%, 06/01/2034(b)	70,000	71,683
Petroleos Mexicanos (Mexico),
5.95%, 01/28/2031	97,000	95,700
6.63%, 06/15/2035	31,000	29,869
SA Global Sukuk Ltd. (Saudi Arabia),
4.13%, 09/17/2030(b)	460,000	448,145
4.63%, 09/17/2035(b)	210,000	202,008
Saudi Arabian Oil Co. (Saudi Arabia),
4.00%, 02/02/2029(b)	200,000	197,346
4.75%, 06/02/2030(b)	250,000	249,216
5.38%, 06/02/2035(b)	73,000	73,956
		2,279,355
Integrated Telecommunication Services–4.17%
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)	32,000	34,561
AT&T, Inc.,
5.40%, 02/15/2034	47,000	48,046
3.55%, 09/15/2055	866,000	566,627
6.05%, 08/15/2056	194,000	191,844
6.20%, 10/30/2056	237,000	238,713
6.30%, 10/30/2066	176,000	176,867
Bell Canada (Canada),
6.88%, 09/15/2055(d)	68,000	69,976
7.00%, 09/15/2055(d)	30,000	31,005
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(d)	270,000	268,509
Cipher Compute LLC, 7.13%, 11/15/2030(b)	66,000	68,884
Core Scientific Finance I LLC, 7.75%, 05/15/2031(b)	105,000	107,436
FiberCop S.p.A. (Italy), 6.00%, 09/30/2034(b)	200,000	192,683
Flash Compute LLC, 7.25%, 12/31/2030(b)	33,000	34,062
HUT 8 DC LLC, 6.19%, 11/15/2042(b)	188,000	190,315
Iliad Holding S.A.S. (France), 7.00%, 10/15/2028(b)	200,000	201,594
Level 3 Financing, Inc.,
7.00%, 03/31/2034(b)	73,500	76,235
8.50%, 01/15/2036(b)	57,000	61,684
NTT Finance Corp. (Japan), 5.50%, 07/16/2035(b)	212,000	214,933
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/2036(b)	1,297,000	1,262,964
QTS Thunder Managing Issuer, LLC, 5.65%, 12/10/2030	920,000	920,722
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(b)	131,000	129,434
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Integrated Telecommunication Services–(continued)
Telecom Italia Capital S.A. (Italy), 6.38%, 11/15/2033	$57,000	$59,512
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	208,000	230,475
TELUS Corp. (Canada),
6.38%, 06/09/2056(d)	124,000	124,016
6.63%, 06/09/2056(d)	269,000	268,334
Uniti Services LLC, 7.50%, 10/15/2033(b)	88,000	92,678
Verizon Communications, Inc.,
4.50%, 08/10/2033	606,000	589,669
5.25%, 04/02/2035	141,000	141,912
5.00%, 01/15/2036	114,000	112,005
3.40%, 03/22/2041	13,000	10,106
5.75%, 11/30/2045	213,000	210,190
5.88%, 11/30/2055	60,543	59,621
6.20%, 05/14/2056(d)	365,000	370,689
6.05%, 05/14/2058(d)	273,000	276,660
3.70%, 03/22/2061	22,000	14,940
6.00%, 11/30/2065	82,000	80,802
WULF Compute LLC, 7.75%, 10/15/2030(b)	32,000	33,643
		7,762,346
Interactive Media & Services–2.56%
Alphabet, Inc.,
4.10%, 02/15/2031(Acquired 02/09/2026; Cost $7,974)(i)	8,000	7,895
4.38%, 11/15/2032(Acquired 11/03/2025; Cost $15,982)(i)	16,000	15,790
4.40%, 02/15/2033(Acquired 02/09/2026; Cost $268,456)(i)	270,000	265,716
4.70%, 11/15/2035(Acquired 11/03/2025; Cost $50,931)(i)	51,000	50,166
4.80%, 02/15/2036(Acquired 02/09/2026; Cost $164,662)(i)	165,000	163,216
5.35%, 11/15/2045(Acquired 11/03/2025; Cost $113,748)(i)	114,000	111,385
5.45%, 11/15/2055(Acquired 11/03/2025; Cost $73,512)(i)	74,000	71,515
5.65%, 02/15/2056	450,000	447,665
5.30%, 05/15/2065(Acquired 04/28/2025; Cost $61,046)(i)	62,000	57,464
Discovery Global Holdings, Inc.,
4.28%, 03/15/2032	19,000	16,790
5.05%, 03/15/2042	60,000	44,025
5.14%, 03/15/2052	19,000	12,991
Flutter Treasury DAC (United Kingdom), 5.88%, 06/04/2031(b)	331,000	327,418
Match Group Holdings II LLC,
3.63%, 10/01/2031(b)	5,000	4,481
6.13%, 09/15/2033(b)	2,000	1,968
Meta Platforms, Inc.,
4.55%, 08/15/2031	16,000	15,980
4.88%, 05/15/2033	372,000	371,040
4.75%, 08/15/2034	39,000	38,429
4.88%, 11/15/2035	303,000	296,165
5.25%, 05/15/2036	268,000	267,876
6.20%, 05/15/2046	281,000	284,266
4.45%, 08/15/2052	110,000	86,356
5.40%, 08/15/2054	67,000	60,021
5.63%, 11/15/2055	288,000	265,744
Principal Amount		Value
Interactive Media & Services–(continued)
6.30%, 05/15/2056	$271,000	$273,625
4.65%, 08/15/2062	88,000	67,863
5.75%, 05/15/2063	83,000	76,214
5.55%, 08/15/2064	117,000	104,150
5.75%, 11/15/2065	411,000	376,966
6.45%, 05/15/2066	585,000	590,024
		4,773,204
Internet Services & Infrastructure–0.83%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	1,055,000	1,088,154
CoreWeave, Inc.,
9.25%, 06/01/2030(b)	38,000	38,797
9.00%, 02/01/2031(b)	29,000	29,440
9.75%, 10/01/2031(b)	135,000	139,324
Edged Compute LLC, 7.50%, 04/30/2031(b)	257,000	257,887
		1,553,602
Investment Banking & Brokerage–3.22%
Charles Schwab Corp. (The),
4.34%, 11/14/2031(d)	48,000	47,297
5.49%, 05/21/2037(d)	218,000	221,170
Series K, 5.00%(d)(g)	15,000	15,012
Series L, 6.10%(d)(g)	265,000	265,449
Goldman Sachs Group, Inc. (The),
4.92% (SOFR + 1.29%), 04/23/2028(e)	4,000	4,028
4.15%, 01/21/2029(d)	7,000	6,953
4.59%, 04/20/2030(d)	43,000	42,863
5.73%, 04/25/2030(d)	17,000	17,469
5.05%, 07/23/2030(d)	14,000	14,132
4.69%, 10/23/2030(d)	18,000	17,975
5.21%, 01/28/2031(d)	33,000	33,446
5.22%, 04/23/2031(d)	72,000	73,067
4.37%, 10/21/2031(d)	177,000	173,521
4.97%, 06/03/2032(d)	197,000	197,507
5.09%, 04/20/2034(d)	114,000	113,794
5.85%, 04/25/2035(d)	44,000	45,822
5.33%, 07/23/2035(d)	48,000	48,324
5.54%, 01/28/2036(d)	7,000	7,125
4.94%, 10/21/2036(d)	6,000	5,830
5.43%, 06/03/2037(d)	319,000	320,809
5.39%, 02/02/2041(d)	542,000	528,776
4.80%, 07/08/2044	7,000	6,311
5.54%, 01/21/2047(d)	91,000	87,989
5.73%, 01/28/2056(d)	195,000	192,594
Series W, 7.50%(d)(g)	303,000	319,034
Series X, 7.50%(d)(g)	254,000	266,589
Jefferies Financial Group, Inc., 4.15%, 01/23/2030	25,000	24,258
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley,
5.12%, 02/01/2029(d)	$4,000	$4,036
4.99%, 04/12/2029(d)	5,000	5,039
5.16%, 04/20/2029(d)	17,000	17,178
5.45%, 07/20/2029(d)	3,000	3,053
6.41%, 11/01/2029(d)	8,000	8,319
4.24%, 01/09/2030(d)	8,000	7,913
5.17%, 01/16/2030(d)	8,000	8,099
5.04%, 07/19/2030(d)	11,000	11,102
4.65%, 10/18/2030(d)	19,000	18,936
5.19%, 04/17/2031(d)	57,000	57,852
4.49%, 01/16/2032(d)	241,000	237,193
4.71%, 03/12/2032(d)	292,000	289,390
4.81%, 04/16/2032(d)	173,000	172,302
5.25%, 04/21/2034(d)	76,000	76,780
5.42%, 07/21/2034(d)	42,000	42,820
5.47%, 01/18/2035(d)	38,000	38,755
5.83%, 04/19/2035(d)	40,000	41,628
5.32%, 07/19/2035(d)	66,000	66,683
5.59%, 01/18/2036(d)	4,000	4,103
5.66%, 04/17/2036(d)	5,000	5,148
5.07%, 01/30/2037(d)	188,000	184,165
5.30%, 04/10/2037(d)	268,000	267,377
5.95%, 01/19/2038(d)	29,000	30,015
5.31%, 01/18/2041(d)	162,000	158,297
5.90%, 03/13/2047(d)	394,000	400,090
Series I, 4.36%, 10/22/2031(d)	185,000	181,587
4.89%, 10/22/2036(d)	8,000	7,766
Nomura Holdings, Inc. (Japan),
4.90%, 07/01/2030	244,000	244,211
5.49%, 06/29/2035	200,000	204,019
Raymond James Financial, Inc., 4.90%, 09/11/2035	104,000	101,358
		5,992,358
IT Consulting & Other Services–0.38%
International Business Machines Corp.,
4.80%, 02/10/2030	47,000	47,426
4.95%, 02/03/2036	405,000	397,576
5.70%, 02/10/2055	71,000	68,251
5.80%, 02/03/2056	195,000	190,615
		703,868
Leisure Facilities–0.04%
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/2032(b)	66,000	67,492
Leisure Products–0.03%
Brunswick Corp., 5.85%, 03/18/2029	8,000	8,208
Hasbro, Inc., 4.65%, 03/12/2031	53,000	52,452
Viking Cruises Ltd., 5.88%, 10/15/2033(b)	3,000	3,008
		63,668
Life & Health Insurance–3.68%
200 Park Funding Trust, 5.74%, 02/15/2055(b)	220,000	216,632
Principal Amount		Value
Life & Health Insurance–(continued)
AEGON Funding Co. LLC, 5.63%, 05/07/2036	$165,000	$164,747
American National Global Funding, 5.55%, 01/28/2030(b)	9,000	9,141
American National Group, Inc.,
5.00%, 06/15/2027	3,000	3,004
6.00%, 07/15/2035	153,000	151,869
Athene Global Funding, 5.58%, 01/09/2029(b)	8,000	8,117
Athene Holding Ltd., 6.15%, 04/03/2030	8,000	8,312
Constellation Global Funding, 4.85%, 10/22/2030(b)	96,000	94,147
Corebridge Global Funding,
4.93% (SOFR + 1.30%), 09/25/2026(b)(e)	15,000	15,042
5.90%, 09/19/2028(b)	3,000	3,083
5.20%, 01/12/2029(b)	5,000	5,066
5.20%, 06/24/2029(b)	11,000	11,146
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(d)(g)	211,000	216,441
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	1,080,000	1,077,967
GA Global Funding Trust,
5.50%, 01/08/2029(b)	152,000	153,761
4.50%, 09/18/2030(b)	410,000	396,584
Grand River Funding Trust I, 6.31%, 02/15/2036(b)	200,000	200,333
Grand River Funding Trust II, 7.28%, 02/15/2056(b)	334,000	350,391
High Street Funding Trust III, 5.81%, 02/15/2055(b)	108,000	106,443
Lincoln Financial Global Funding,
4.63%, 08/18/2030(b)	28,000	27,728
4.95%, 05/21/2031(b)	101,000	100,788
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(h)	1,039,000	938,217
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	30,000	29,903
MetLife, Inc.,
5.00%, 07/15/2052	17,000	15,419
5.25%, 01/15/2054	105,000	98,895
Series G, 6.35%, 03/15/2055(d)	105,000	108,042
New York Life Global Funding, 4.55%, 01/28/2033(b)	69,000	68,004
Nippon Life Insurance Co. (Japan),
5.95%, 04/16/2054(b)(d)	281,000	285,892
6.50%, 04/30/2055(b)(d)	200,000	210,852
Northwestern Mutual Global Funding, 4.74%, 06/30/2031(b)	128,000	128,374
Northwestern Mutual Life Insurance Co. (The), 6.05%, 06/30/2056(b)	368,000	376,141
Pacific Life Global Funding II, 4.26% (SOFR + 0.62%), 06/04/2026(b)(e)	3,000	3,000
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	150,000	149,383
Principal Financial Group, Inc., 5.30%, 01/15/2037	158,000	158,004
Protective Life Corp.,
4.70%, 01/15/2031(b)	62,000	61,260
5.35%, 12/15/2035(b)	133,000	131,432
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Protective Life Global Funding, 4.83%, 04/14/2031(b)	$286,000	$285,079
Prudential Financial, Inc., 5.20%, 03/14/2035	156,000	157,002
Sammons Financial Group, Inc., 4.75%, 04/08/2032(b)	6,000	5,753
Wynnton Funding Trust, 5.25%, 08/15/2035(b)	325,000	323,091
		6,854,485
Life Sciences Tools & Services–0.10%
Thermo Fisher Scientific, Inc.,
4.22%, 02/12/2031	15,000	14,787
4.55%, 06/15/2033	69,000	68,033
4.90%, 02/12/2036	104,000	102,747
		185,567
Managed Health Care–0.12%
Centene Corp., 2.50%, 03/01/2031	80,000	69,735
Molina Healthcare, Inc., 6.25%, 01/15/2033(b)	20,000	20,009
UnitedHealth Group, Inc.,
5.30%, 02/15/2030	9,000	9,223
5.35%, 02/15/2033	90,000	92,654
4.50%, 04/15/2033	13,000	12,717
5.63%, 07/15/2054	18,000	17,490
		221,828
Marine Transportation–0.06%
A.P. Moller - Maersk A/S, 5.88%, 09/14/2033(b)	30,000	31,481
Danaos Corp. (Greece), 6.88%, 10/15/2032(b)	67,000	69,179
NCL Corp. Ltd.,
5.88%, 01/15/2031(b)	2,000	1,934
6.75%, 02/01/2032(b)	3,000	2,976
6.25%, 09/15/2033(b)	2,000	1,919
		107,489
Metal, Glass & Plastic Containers–0.15%
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	139,000	141,418
5.44%, 04/03/2034	128,000	130,230
		271,648
Mortgage REITs–0.03%
Blackstone Mortgage Trust, Inc., 6.25%, 06/01/2031(b)	30,000	29,529
Rithm Capital Corp., 8.50%, 06/01/2031(b)	33,000	32,982
		62,511
Movies & Entertainment–0.05%
Netflix, Inc., 5.40%, 08/15/2054	17,000	16,545
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	72,000	68,850
		85,395
Multi-Family Residential REITs–0.10%
AvalonBay Communities, Inc.,
5.00%, 02/15/2033	14,000	14,195
5.30%, 12/07/2033	55,000	56,764
Principal Amount		Value
Multi-Family Residential REITs–(continued)
ERP Operating L.P., 4.95%, 06/15/2032	$37,000	$37,319
Mid-America Apartments L.P., 5.30%, 02/15/2032	60,000	61,765
UDR, Inc., 5.13%, 09/01/2034	16,000	15,980
		186,023
Multi-line Insurance–0.12%
American International Group, Inc., 4.85%, 05/07/2030	6,000	6,056
Guardian Life Global Funding, 4.81%, 06/01/2031(b)	217,000	217,634
		223,690
Multi-Utilities–0.67%
Ameren Illinois Co., 4.95%, 06/01/2033	21,000	21,156
Black Hills Corp., 6.15%, 05/15/2034	80,000	84,561
CenterPoint Energy, Inc., 5.95%, 04/01/2056(d)	27,000	27,011
Dominion Energy, Inc.,
5.38%, 11/15/2032	71,000	72,864
6.00%, 02/15/2056(d)	96,000	96,577
6.20%, 02/15/2056(d)	71,000	71,493
DTE Electric Co.,
5.20%, 03/01/2034	22,000	22,521
5.85%, 05/15/2055	18,000	18,297
DTE Energy Co.,
4.95%, 07/01/2027	3,000	3,021
5.85%, 06/01/2034	15,000	15,729
ENGIE S.A. (France),
5.63%, 04/10/2034(b)	200,000	206,523
5.88%, 04/10/2054(b)	205,000	202,351
NiSource, Inc.,
4.75%, 05/18/2031	45,000	44,986
5.35%, 04/01/2034	45,000	45,953
5.30%, 05/18/2036	74,000	74,060
5.85%, 04/01/2055	37,000	36,660
Public Service Enterprise Group, Inc., 6.13%, 10/15/2033	5,000	5,317
Sempra,
5.25%, 03/15/2036	135,000	133,479
6.88%, 10/01/2054(d)	35,000	35,767
6.38%, 04/01/2056(d)	19,000	19,233
WEC Energy Group, Inc., 4.75%, 01/15/2028	7,000	7,036
		1,244,595
Office REITs–0.26%
Boston Properties L.P., Conv., 2.00%, 10/01/2030(b)	164,000	154,898
COPT Defense Properties L.P., 4.50%, 10/15/2030	18,000	17,688
Cousins Properties L.P.,
5.38%, 02/15/2032	16,000	16,253
4.88%, 03/01/2033	141,000	137,365
5.88%, 10/01/2034	37,000	37,897
Piedmont Operating Partnership L.P.,
6.88%, 07/15/2029	11,000	11,566
5.63%, 01/15/2033	112,000	111,142
		486,809
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Oil & Gas Drilling–0.07%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	$57,000	$59,476
Transocean International Ltd., 7.88%, 10/15/2032(b)	62,000	66,181
		125,657
Oil & Gas Equipment & Services–0.29%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
4.05%, 03/11/2029	8,000	7,928
4.35%, 06/15/2031	180,000	177,118
Bristow Group, Inc., 6.75%, 02/01/2033(b)	226,000	228,452
Solaris Energy Infrastructure, LLC, 6.38%, 05/15/2031(b)	69,000	70,113
Tidewater, Inc., 9.13%, 07/15/2030(b)	55,000	59,264
		542,875
Oil & Gas Exploration & Production–0.60%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	3,000	3,130
Caturus Energy LLC,
8.50%, 02/15/2030(b)	95,000	99,551
7.13%, 05/15/2031(b)	38,000	38,000
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	57,000	56,046
ConocoPhillips Co., 5.70%, 09/15/2063	18,000	17,570
Diamondback Energy, Inc.,
5.15%, 01/30/2030	6,000	6,124
5.90%, 04/18/2064	22,000	21,795
EOG Resources, Inc.,
4.40%, 07/15/2028	3,000	3,004
5.35%, 01/15/2036	57,000	57,942
5.95%, 07/15/2055	35,000	35,914
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 02/01/2031(b)	85,000	83,800
8.38%, 11/01/2033(b)	81,000	86,214
6.88%, 05/15/2034(b)	17,000	17,020
7.25%, 02/15/2035(b)	27,000	27,411
Infinity Natural Resources LLC, 7.63%, 04/01/2031(b)	68,000	68,730
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	278,000	270,659
Var Energi ASA (Norway), 5.88%, 05/22/2030(b)	200,000	206,816
Woodside Finance Ltd. (Australia), 5.70%, 05/19/2032	15,000	15,538
		1,115,264
Oil & Gas Refining & Marketing–0.43%
CVR Energy, Inc.,
7.50%, 02/15/2031(b)	34,000	34,405
7.88%, 02/15/2034(b)	69,000	69,259
Empresa Nacional del Petroleo (Chile), 5.95%, 07/30/2034(b)	210,000	215,832
Principal Amount		Value
Oil & Gas Refining & Marketing–(continued)
Sunoco L.P.,
5.63%, 03/15/2031(b)	$143,000	$143,241
6.63%, 08/15/2032(b)	74,000	75,605
6.25%, 07/01/2033(b)	45,000	45,793
5.88%, 03/15/2034(b)	50,000	49,731
7.88%(b)(d)(g)	153,000	159,921
		793,787
Oil & Gas Storage & Transportation–3.12%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
6.63%, 02/01/2032(b)	5,000	5,104
5.75%, 10/15/2033(b)	7,000	6,931
Cheniere Energy Partners, L.P.,
5.35%, 11/30/2036(b)	190,000	190,088
6.05%, 11/30/2056(b)	107,000	108,195
Cheniere Energy, Inc., 5.20%, 07/30/2036(b)	71,000	69,979
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	68,000	64,807
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	18,000	17,219
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	20,000	23,417
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	47,000	48,882
5.45%, 03/27/2036	296,000	300,065
7.63%, 01/15/2083(d)	62,000	67,804
Series NC5, 8.25%, 01/15/2084(d)	25,000	26,444
Energy Transfer L.P.,
6.40%, 12/01/2030	2,000	2,131
4.55%, 01/15/2031	29,000	28,742
5.55%, 05/15/2034	33,000	33,743
5.35%, 01/15/2036	70,000	69,891
5.00%, 05/15/2050	59,000	50,284
5.95%, 05/15/2054	69,000	66,652
8.00%, 05/15/2054(d)	148,000	157,770
6.05%, 09/01/2054	94,000	91,703
7.13%, 10/01/2054(d)	450,000	464,488
6.50%, 02/15/2056(d)	403,000	406,645
6.75%, 02/15/2056(d)	292,000	297,693
Enterprise Products Operating LLC,
4.60%, 01/15/2031	21,000	20,997
5.35%, 01/31/2033	7,000	7,216
4.20%, 01/31/2050	58,000	46,895
Series D, 6.88%, 03/01/2033	20,000	22,405
6.90% (3 mo. Term SOFR + 3.25%), 08/16/2077(e)	50,000	50,018
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	56,000	59,335
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035(b)	96,000	99,232
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032	46,000	47,859
8.00%, 05/15/2033	40,000	41,981
6.75%, 03/15/2034	46,000	46,200
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	60,000	61,052
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	$205,000	$209,476
6.13%, 02/23/2038(b)	200,000	206,785
6.51%, 02/23/2042(b)	200,000	212,242
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(b)	108,000	110,280
Harvest Midstream I, L.P., 6.75%, 05/15/2034(b)	69,000	70,884
Kinder Morgan, Inc.,
5.15%, 06/01/2030	5,000	5,108
7.80%, 08/01/2031	29,000	33,066
5.20%, 06/01/2033	7,000	7,125
5.85%, 06/01/2035	18,000	18,883
MPLX L.P.,
4.80%, 02/15/2029	1,000	1,006
4.80%, 02/15/2031	74,000	73,977
5.40%, 09/15/2035	151,000	151,315
4.70%, 04/15/2048	64,000	53,271
5.50%, 02/15/2049	92,000	84,894
4.95%, 03/14/2052	83,000	70,598
5.65%, 03/01/2053	12,000	11,208
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	5,000	5,257
Northern Natural Gas Co.,
3.40%, 10/16/2051(b)	12,000	8,114
5.63%, 02/01/2054(b)	18,000	17,287
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	56,000	57,000
ONEOK Partners L.P., 6.85%, 10/15/2037	68,000	74,794
ONEOK, Inc., 6.63%, 09/01/2053	97,000	101,702
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	56,000	58,414
South Bow Canadian Infrastructure Holdings Ltd. (Canada), 7.63%, 03/01/2055(d)	107,000	111,870
South Bow USA Infrastructure Holdings LLC (Canada),
5.58%, 10/01/2034	20,000	19,990
6.18%, 10/01/2054	52,000	50,311
Southern Co. Gas Capital Corp.,
5.75%, 09/15/2033	15,000	15,628
Series B, 5.10%, 09/15/2035	46,000	45,715
Targa Resources Corp., 5.50%, 02/15/2035	2,000	2,034
TransCanada Pipelines Ltd. (Canada),
6.13%, 10/17/2056(d)	67,000	67,544
6.38%, 10/17/2056(d)	40,000	40,413
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	2,000	2,178
8.38%, 06/01/2031(b)	66,000	68,714
9.88%, 02/01/2032(b)	125,000	133,716
9.00%(b)(d)(g)	78,000	77,071
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/2030(b)	46,000	47,271
7.50%, 05/01/2033(b)	2,000	2,208
6.50%, 01/15/2034(b)	6,000	6,277
7.75%, 05/01/2035(b)	2,000	2,246
6.75%, 01/15/2036(b)	79,000	83,833
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Western Midstream Operating L.P.,
4.80%, 03/01/2031	$57,000	$56,623
6.15%, 04/01/2033	28,000	29,452
5.45%, 11/15/2034	18,000	18,039
5.50%, 12/15/2035	68,000	67,757
Williams Cos., Inc. (The),
5.30%, 08/15/2028	7,000	7,128
4.80%, 11/15/2029	6,000	6,050
4.65%, 08/15/2032	10,000	9,893
5.65%, 03/15/2033	6,000	6,205
5.80%, 11/15/2054	22,000	21,577
6.00%, 03/15/2055	60,000	60,318
		5,804,614
Other Specialized REITs–0.17%
Iron Mountain, Inc.,
4.88%, 09/15/2027(b)	200,000	199,374
4.50%, 02/15/2031(b)	62,000	59,246
6.25%, 01/15/2033(b)	59,000	59,963
		318,583
Other Specialty Retail–0.10%
Bath & Body Works, Inc.,
6.88%, 11/01/2035	48,000	48,069
7.60%, 07/15/2037	21,000	20,723
Michaels Companies, Inc. (The), 8.50%, 03/15/2033(b)	70,000	68,403
SGUS LLC, 11.00%, 12/15/2029(b)(c)	15,360	2,381
Tractor Supply Co., 5.25%, 05/15/2033	15,000	15,099
VSP Optical Group, Inc., 5.45%, 12/01/2035(b)	33,000	32,718
		187,393
Packaged Foods & Meats–1.38%
Campbell’s Co. (The),
5.20%, 03/21/2029	2,000	2,019
3.13%, 04/24/2050	135,000	82,987
5.25%, 10/13/2054	34,000	28,431
General Mills, Inc., 3.00%, 02/01/2051	1,001,000	628,192
Hormel Foods Corp., 3.05%, 06/03/2051	993,000	647,769
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
6.25%, 03/01/2056	228,000	223,259
6.38%, 04/15/2066	105,000	102,750
Mars, Inc.,
4.80%, 03/01/2030(b)	8,000	8,059
5.00%, 03/01/2032(b)	27,000	27,289
5.20%, 03/01/2035(b)	128,000	128,906
5.65%, 05/01/2045(b)	20,000	19,843
5.70%, 05/01/2055(b)	322,000	317,863
5.80%, 05/01/2065(b)	64,000	63,580
McCormick & Co., Inc.,
4.15%, 02/15/2029	10,000	9,910
4.70%, 10/15/2034	22,000	21,223
Minerva Luxembourg S.A. (Brazil), 7.50%, 04/22/2036(b)	270,000	259,672
		2,571,752
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Paper & Plastic Packaging Products & Materials–0.04%
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/2030(b)	$6,000	$5,770
6.75%, 04/15/2032(b)	67,000	64,466
		70,236
Paper Products–0.00%
Magnera Corp., 7.25%, 11/15/2031(b)	5,000	4,834
Passenger Airlines–0.99%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	9,590	9,214
Series 2021-1, Class A, 2.88%, 07/11/2034	56,050	50,148
Series B, 5.65%, 11/11/2034	46,000	45,599
5.75%, 05/10/2035	146,000	145,627
Series A, 4.90%, 05/11/2038	123,000	119,543
5.25%, 11/10/2038	417,000	416,298
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	102,000	101,954
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	9,000	8,923
5.31%, 10/20/2031(b)	23,000	22,603
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	25,028	22,945
Delta Air Lines, Inc.,
4.95%, 07/10/2028	34,000	34,173
5.25%, 07/10/2030	21,000	21,244
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	24,917	24,942
United Airlines Holdings, Inc.,
4.88%, 03/01/2029	314,000	310,630
5.38%, 03/01/2031	182,000	180,228
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	3,734	3,791
Series 2018-1, Class AA, 3.50%, 03/01/2030	13,039	12,652
Series 2019-1, Class A, 4.55%, 08/25/2031	75,352	72,936
Series 2019-1, Class AA, 4.15%, 08/25/2031	102,093	99,511
Series 24-A, 5.88%, 02/15/2037	69,541	69,936
Series AA, 5.45%, 02/15/2037	67,662	69,493
		1,842,390
Passenger Ground Transportation–0.02%
Hertz Corp. (The), 12.63%, 07/15/2029(b)	13,000	11,851
Uber Technologies, Inc., 4.80%, 09/15/2035	26,000	25,334
		37,185
Personal Care Products–0.11%
Opal Bidco SAS (France), 6.50%, 03/31/2032(b)	200,000	203,911
Principal Amount		Value
Pharmaceuticals–1.99%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	$65,000	$66,610
AstraZeneca Finance LLC (United Kingdom), 4.90%, 02/26/2031	11,000	11,180
Bristol-Myers Squibb Co., 5.90%, 11/15/2033	2,000	2,137
Eli Lilly and Co.,
3.99% (SOFR + 0.35%), 05/20/2028(e)	161,000	161,116
5.00%, 02/09/2054	2,000	1,846
5.55%, 10/15/2055	21,000	21,005
5.10%, 02/09/2064	55,000	50,130
5.20%, 08/14/2064	18,000	16,667
5.65%, 10/15/2065	20,000	19,934
EMD Finance LLC (Germany),
4.13%, 08/15/2028(b)	1,000	992
4.38%, 10/15/2030(b)	1,000	988
4.63%, 10/15/2032(b)	150,000	148,045
Endo Finance Holdings L.P., 8.50%, 04/15/2031(b)	53,000	56,522
Merck & Co., Inc.,
4.15%, 03/15/2031	7,000	6,889
4.65%, 05/22/2031	126,000	126,641
4.45%, 12/04/2032	51,000	50,319
4.95%, 05/22/2033	115,000	116,082
5.20%, 05/22/2036	193,000	195,501
5.75%, 05/22/2046	392,000	399,517
5.85%, 05/22/2056	221,000	226,937
5.15%, 05/17/2063	16,000	14,558
5.70%, 12/04/2065	84,000	83,010
Novartis Capital Corp.,
4.40%, 03/18/2031	19,000	18,912
4.60%, 03/18/2033	109,000	108,284
4.20%, 09/18/2034	55,000	53,051
4.90%, 03/18/2036	117,000	116,587
5.60%, 03/18/2046	79,000	80,017
4.70%, 09/18/2054	40,000	35,314
Pfizer, Inc.,
4.20%, 11/15/2030	30,000	29,731
4.50%, 11/15/2032	160,000	158,137
5.60%, 11/15/2055	217,000	215,402
5.70%, 11/15/2065	194,000	190,505
Takeda U.S. Financing, Inc.,
5.20%, 07/07/2035	411,000	412,126
5.90%, 07/07/2055	226,000	227,157
Teva Pharmaceutical Finance Netherlands III B.V. (Israel),
6.00%, 12/01/2032	214,000	222,418
4.10%, 10/01/2046	88,000	67,162
		3,711,429
Property & Casualty Insurance–0.47%
Asurion LLC and Asurion Co-Issuer, Inc.,
8.00%, 12/31/2032(b)	102,000	106,435
8.38%, 02/01/2034(b)	90,000	88,028
Chubb INA Holdings LLC, 5.30%, 05/20/2036	108,000	109,570
CNA Financial Corp., 5.20%, 08/15/2035	165,000	162,733
Fairfax Financial Holdings Ltd. (Canada), 6.10%, 03/15/2055	108,000	108,615
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Property & Casualty Insurance–(continued)
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	$37,000	$37,305
Sompo Holdings, Inc. (Japan), 5.41%, 04/22/2037(b)(d)	200,000	197,281
Travelers Cos., Inc. (The),
5.05%, 07/24/2035	19,000	19,023
5.45%, 05/25/2053	16,000	15,621
5.70%, 07/24/2055	34,000	34,389
		879,000
Rail Transportation–0.33%
Canadian Pacific Railway Co. (Canada),
5.20%, 03/30/2035	45,000	45,648
5.50%, 03/15/2056	292,000	281,971
Norfolk Southern Corp.,
5.55%, 03/15/2034	3,000	3,124
5.95%, 03/15/2064	3,000	3,053
TTX Co., 5.05%, 11/15/2034(b)	277,000	277,858
Union Pacific Corp., 5.15%, 01/20/2063	8,000	7,331
		618,985
Real Estate Development–0.13%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	53,000	55,942
Essential Properties L.P., 5.40%, 12/01/2035	18,000	17,832
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	53,000	55,122
Prologis Targeted U.S. Logistics Fund L.P.,
4.25%, 01/15/2031(b)	21,000	20,563
4.75%, 01/15/2036(b)	89,000	85,662
		235,121
Regional Banks–1.10%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	7,000	6,632
5.30%, 01/29/2036(d)	21,000	20,808
5.64%, 05/21/2037(d)	61,000	61,367
CoBank, ACB, Series N, 6.75%(d)(g)	256,000	258,036
Huntington Bancshares, Inc.,
4.62%, 01/28/2032(d)	332,000	327,500
5.61%, 01/28/2041(d)	210,000	205,778
M&T Bank Corp., 5.30%, 04/18/2036(d)	376,000	372,955
Pinnacle Financial Partners, Inc.,
6.17%, 11/01/2030(d)	6,000	6,160
5.60%, 05/19/2032(d)	109,000	109,573
Regions Financial Corp., 5.72%, 06/06/2030(d)	11,000	11,291
Truist Financial Corp., 4.60%, 01/27/2032(d)	141,000	139,416
Zions Bancorp. N.A., 6.82%, 11/19/2035(d)	253,000	263,251
Zions Bancorporation N.A., 4.70%, 08/18/2028(d)	259,000	259,117
		2,041,884
Reinsurance–0.33%
Argentum Netherlands B.V. for Swiss Re Ltd. (Switzerland), 5.63%, 08/15/2052(b)(d)	207,000	208,410
Principal Amount		Value
Reinsurance–(continued)
Fortitude Global Funding, 4.63%, 10/06/2028(b)	$44,000	$43,604
Fortitude Group Holdings LLC, 6.25%, 04/01/2030(b)	10,000	10,250
Global Atlantic (Fin) Co.,
4.40%, 10/15/2029(b)	46,000	44,731
3.13%, 06/15/2031(b)	6,000	5,383
Reinsurance Group of America, Inc., 6.38%, 09/15/2056(d)	53,000	52,313
RGA Global Funding, 5.00%, 08/25/2032(b)	256,000	254,737
		619,428
Renewable Electricity–0.34%
Idaho Power Co., 5.20%, 08/15/2034	21,000	21,246
Puget Energy, Inc.,
7.00%, 09/15/2056(b)(d)	257,000	259,663
7.25%, 09/15/2056(b)(d)	249,000	251,975
Southern Power Co.,
Series A, 4.25%, 10/01/2030	26,000	25,656
Series B, 4.90%, 10/01/2035	73,000	71,223
		629,763
Research & Consulting Services–0.05%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	39,000	35,744
Verisk Analytics, Inc., 4.45%, 03/15/2031	58,000	57,065
		92,809
Restaurants–0.19%
McDonald’s Corp.,
4.40%, 02/12/2031	36,000	35,860
4.95%, 03/03/2035	64,000	63,812
5.00%, 02/13/2036	160,000	159,804
New Red Finance, Inc. (Canada),
5.63%, 09/15/2029(b)	2,000	2,017
4.00%, 10/15/2030(b)	95,000	90,106
		351,599
Retail REITs–0.43%
Agree L.P., 5.63%, 06/15/2034	21,000	21,655
Brixmor Operating Partnership L.P.,
4.85%, 02/15/2033	30,000	29,542
5.75%, 02/15/2035	17,000	17,626
Kimco Realty OP LLC,
2.25%, 12/01/2031	7,000	6,199
4.85%, 03/01/2035	33,000	32,478
5.30%, 02/01/2036	159,000	161,571
Kite Realty Group L.P.,
4.95%, 12/15/2031	21,000	20,977
5.50%, 03/01/2034	15,000	15,251
Kite Realty Group Trust, 4.75%, 09/15/2030	3,000	3,006
NNN REIT, Inc.,
5.60%, 10/15/2033	19,000	19,579
5.50%, 06/15/2034	21,000	21,455
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Retail REITs–(continued)
Realty Income Corp.,
5.63%, 10/13/2032	$22,000	$22,935
4.50%, 02/01/2033	135,000	131,830
5.13%, 04/15/2035	21,000	21,032
5.38%, 09/01/2054	17,000	16,421
Regency Centers L.P.,
5.00%, 07/15/2032	29,000	29,298
4.50%, 03/15/2033	76,000	74,174
5.25%, 01/15/2034	22,000	22,306
5.10%, 01/15/2035	18,000	18,042
Simon Property Group L.P., 4.75%, 09/26/2034	126,000	123,344
		808,721
Security & Alarm Services–0.17%
Brink’s Co. (The),
4.63%, 10/15/2027(b)	200,000	199,140
6.50%, 06/15/2029(b)	53,000	54,349
6.75%, 06/15/2032(b)	63,000	64,599
		318,088
Self-Storage REITs–0.46%
Americold Realty Operating Partnership L.P.,
5.60%, 05/15/2032	46,000	46,301
5.41%, 09/12/2034	21,000	20,469
Extra Space Storage L.P.,
2.55%, 06/01/2031	7,000	6,298
4.95%, 01/15/2033	51,000	50,599
5.40%, 02/01/2034	56,000	56,671
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	16,000	15,836
Prologis L.P.,
4.75%, 01/15/2031	24,000	24,200
4.63%, 01/15/2033	78,000	77,400
4.75%, 06/15/2033	72,000	71,441
5.13%, 01/15/2034	21,000	21,238
5.00%, 03/15/2034	119,000	118,996
5.00%, 01/31/2035	69,000	68,812
5.25%, 05/15/2035	77,000	78,080
5.25%, 03/15/2054	84,000	79,423
Public Storage Operating Co.,
5.00%, 12/15/2035	73,000	72,324
5.35%, 08/01/2053	54,000	51,783
		859,871
Semiconductors–2.43%
Broadcom, Inc.,
4.30%, 11/15/2032	46,000	44,675
5.20%, 07/15/2035	90,000	90,571
4.80%, 02/15/2036	140,000	136,368
4.90%, 02/15/2038	122,000	117,765
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	205,000	212,296
5.50%, 01/25/2031(b)	412,000	422,381
6.15%, 01/25/2032(b)	200,000	210,487
5.90%, 01/25/2033(b)	213,000	221,670
5.88%, 01/25/2034(b)	651,000	660,492
6.25%, 01/25/2035(b)	537,000	568,414
6.20%, 01/25/2037(b)	401,000	423,526
6.40%, 01/25/2038(b)	217,000	231,750
6.30%, 01/25/2039(b)	200,000	211,514
Principal Amount		Value
Semiconductors–(continued)
Intel Corp.,
5.30%, 05/15/2036	$124,000	$123,891
6.13%, 05/15/2056	195,000	196,567
Kioxia Holdings Corp. (Japan), 6.25%, 07/24/2030(b)	419,000	431,775
Micron Technology, Inc., 2.70%, 04/15/2032	6,000	5,386
ON Semiconductor Corp., Conv., 0.00%, 05/01/2031(b)(j)	52,000	56,514
SK hynix, Inc. (South Korea), 4.38%, 09/11/2030(b)	152,000	150,894
Skyworks Solutions, Inc., 3.00%, 06/01/2031	7,000	6,353
		4,523,289
Single-Family Residential REITs–0.06%
American Homes 4 Rent L.P., 5.50%, 07/15/2034	59,000	59,713
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028	7,000	6,632
4.88%, 02/01/2035	51,000	49,553
		115,898
Soft Drinks & Non-alcoholic Beverages–0.01%
Coca-Cola Co. (The), 5.40%, 05/13/2064	10,000	9,644
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	2,000	1,996
		11,640
Sovereign Debt–2.09%
Bahamas Government International Bond (Bahamas), 8.25%, 06/24/2036(b)	228,000	255,611
Benin Sukuk S.A. (Benin), 6.20%, 01/29/2033(b)	207,000	200,991
Brazilian Government International Bond (Brazil), 7.25%, 01/12/2056	200,000	200,500
Colombia Government International Bond (Colombia),
6.13%, 01/21/2031	209,000	208,686
6.50%, 01/21/2033	223,000	220,547
Dominican Republic International Bond (Dominican Republic),
5.75%, 03/17/2034(b)	195,000	191,685
6.15%, 05/17/2038(b)	45,000	44,438
Egypt Government International Bond (Egypt), 7.63%, 05/20/2034(b)	200,000	201,299
Egyptian Financial Co. for Sovereign Taskeek (The) (Egypt), 6.38%, 04/07/2029(b)	200,000	202,900
Guatemala Government Bond (Guatemala), 6.05%, 08/06/2031(b)	200,000	207,308
Israel Government International Bond (Israel), 5.00%, 01/13/2036	94,000	91,966
Korea National Oil Corp. (South Korea),
4.50%, 03/30/2029(b)	315,000	315,884
4.63%, 03/30/2031(b)	219,000	219,787
Kuwait International Government Bond (Kuwait), 4.14%, 10/09/2030(b)	200,000	197,166
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Sovereign Debt–(continued)
Mexico Government International Bond (Mexico),
4.75%, 03/22/2031	$339,000	$331,203
5.38%, 03/22/2033	223,000	218,651
Romanian Government International Bond (Romania),
6.63%, 02/17/2028(b)	190,000	195,425
5.88%, 01/30/2029(b)	124,000	126,302
7.13%, 01/17/2033(b)	102,000	108,587
Turkiye Government International Bond (Turkey), 6.38%, 05/22/2031	160,000	158,791
		3,897,727
Specialized Consumer Services–0.50%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	73,000	69,901
Rentokil Terminix Funding LLC,
5.00%, 04/28/2030(b)	457,000	459,491
5.63%, 04/28/2035(b)	400,000	405,988
		935,380
Specialized Finance–0.11%
HA Sustainable Infrastructure Capital, Inc.,
8.00%, 06/01/2056(d)	60,000	64,082
7.13%, 11/15/2056(d)	39,000	39,430
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	99,000	101,510
		205,022
Specialty Chemicals–0.38%
Celanese US Holdings LLC, 7.70%, 11/15/2033	44,000	47,290
OCP S.A. (Morocco),
6.10%, 04/30/2030(b)	202,000	207,009
6.70%, 03/01/2036(b)	202,000	210,154
6.74%(b)(d)(g)	200,000	198,275
Sherwin-Williams Co. (The),
4.30%, 08/15/2028	15,000	14,938
4.50%, 08/15/2030	15,000	14,941
5.15%, 08/15/2035	21,000	21,103
		713,710
Steel–0.62%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	8,000	8,227
Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029(b)	203,000	207,731
7.00%, 03/15/2032(b)	70,000	70,854
7.63%, 01/15/2034(b)	7,000	7,209
Nucor Corp., 2.98%, 12/15/2055	1,040,000	650,153
POSCO Holdings, Inc. (South Korea), 5.13%, 05/07/2030(b)	212,000	215,086
		1,159,260
Systems Software–1.64%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	200,000	190,858
Oak-Eagle AcquireCo, Inc.,
7.25%, 07/01/2033(b)	108,000	112,692
8.75%, 07/01/2034(b)	68,000	71,903
Principal Amount		Value
Systems Software–(continued)
Oracle Corp.,
4.55%, 02/04/2029	$47,000	$46,536
4.74% (SOFR + 1.11%), 02/04/2029(e)	42,000	41,948
4.45%, 09/26/2030	78,000	75,642
4.95%, 02/04/2031	190,000	186,878
6.25%, 11/09/2032	124,000	128,976
4.90%, 02/06/2033	56,000	53,852
5.35%, 05/04/2033	188,000	185,107
4.70%, 09/27/2034	95,000	88,273
5.20%, 09/26/2035	64,000	60,978
5.70%, 02/04/2036	203,000	199,522
5.88%, 09/26/2045	119,000	106,496
6.55%, 02/04/2046	301,000	290,402
6.90%, 11/09/2052	86,000	84,668
5.38%, 09/27/2054	136,000	109,110
6.00%, 08/03/2055	70,000	61,421
5.95%, 09/26/2055	77,000	67,389
6.70%, 02/04/2056	174,000	167,703
5.50%, 09/27/2064	100,000	79,184
6.13%, 08/03/2065	122,000	105,765
6.85%, 02/04/2066	76,000	72,857
ServiceNow, Inc.,
4.70%, 08/15/2031	65,000	65,061
5.05%, 05/15/2033	70,000	70,355
5.40%, 05/15/2036	156,000	157,232
6.30%, 05/15/2056	159,000	164,296
		3,045,104
Technology Hardware, Storage & Peripherals–0.13%
Apple, Inc., 4.10%, 08/08/2062	80,000	61,963
Hewlett Packard Enterprise Co.,
5.00%, 10/15/2034	70,000	68,690
5.60%, 10/15/2054	128,000	118,138
		248,791
Telecom Tower REITs–0.11%
SBA Communications Corp., 3.88%, 02/15/2027	200,000	198,552
Tobacco–0.30%
B.A.T. Capital Corp. (United Kingdom),
4.63%, 03/22/2033	68,000	66,807
7.08%, 08/02/2043	12,000	13,386
Philip Morris International, Inc.,
4.88%, 02/13/2029	3,000	3,033
4.63%, 11/01/2029	2,000	2,011
4.38%, 04/30/2030	7,000	6,954
4.00%, 10/29/2030	9,000	8,813
5.13%, 02/13/2031	5,000	5,111
4.75%, 11/01/2031	14,000	14,067
5.75%, 11/17/2032	21,000	22,059
5.63%, 09/07/2033	14,000	14,628
4.90%, 11/01/2034	70,000	69,764
4.88%, 04/30/2035	55,000	54,346
4.63%, 10/29/2035	59,000	57,132
4.88%, 04/29/2036	230,000	225,874
		563,985
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Trading Companies & Distributors–0.45%
Aircastle Ltd., 5.25%(b)(d)(g)	$67,000	$67,137
Aircastle Ltd./Aircastle Ireland DAC,
5.00%, 09/15/2030(b)	150,000	149,753
5.00%, 05/15/2031(b)	152,000	150,633
Ferguson Enterprises, Inc.,
4.35%, 03/15/2031	38,000	37,375
5.00%, 10/03/2034	31,000	30,829
GATX Corp.,
5.50%, 06/15/2035	3,000	3,042
3.10%, 06/01/2051	135,000	86,305
6.05%, 06/05/2054	5,000	5,058
Mitsubishi Corp. (Japan), 5.13%, 07/17/2034(b)	252,000	254,794
Sumisho Air Lease Corp.,
4.40%, 03/24/2028(b)	47,000	46,777
4.50%, 03/24/2029(b)	6,000	5,965
Series B, 4.65%(d)(g)	2,000	1,999
		839,667
Transaction & Payment Processing Services–0.05%
Fiserv, Inc.,
5.38%, 08/21/2028	3,000	3,040
4.55%, 02/15/2031	2,000	1,962
5.63%, 08/21/2033	7,000	7,101
5.45%, 03/15/2034	8,000	7,981
Mastercard, Inc., 4.85%, 03/09/2033	81,000	82,069
		102,153
Water Utilities–0.03%
American Water Capital Corp., 5.70%, 09/01/2055	50,000	49,437
Wireless Telecommunication Services–0.82%
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(b)	632,000	635,591
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(b)	187,000	187,365
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	119,200	119,708
T-Mobile USA, Inc.,
4.95%, 11/15/2035	116,000	113,966
4.50%, 04/15/2050	54,000	44,070
5.65%, 01/15/2053	73,000	69,599
6.00%, 06/15/2054	4,000	4,008
5.88%, 11/15/2055	69,000	67,936
5.70%, 01/15/2056	156,000	149,895
Vodafone Group PLC (United Kingdom),
5.75%, 02/10/2063	25,000	23,480
4.13%, 06/04/2081(d)	124,000	115,608
		1,531,226
Total U.S. Dollar Denominated Bonds & Notes (Cost $162,802,065)		162,778,863

Asset-Backed Securities–3.65%
Carlyle US CLO Ltd., Series 2022-1A, Class A1R, 4.65% (3 mo. Term SOFR + 0.98%), 04/15/2035(b)(e)	273,150	273,465
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055(b)	270,000	260,124
Principal Amount		Value

CIFC Funding Ltd., Series 2022-3A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 04/21/2035(b)(e)	$322,000	$322,213
CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, 06/20/2050(b)	103,160	103,189
DB Master Finance LLC,
Series 2025-1A, Class A2I, 4.89%, 08/20/2055(b)	129,350	128,243
Series 2025-1A, Class A2II, 5.17%, 08/20/2055(b)	99,500	98,645
Series 2026-1A, Class A2I, 5.20%, 05/20/2056(b)	100,000	100,375
Series 2026-1A, Class A2II, 5.43%, 05/20/2056(b)	270,000	271,013
Domino’s Pizza Master Issuer LLC,
Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	290,000	288,341
Series 2025-1A, Class A2II, 5.22%, 07/25/2055(b)	240,000	237,975
Hilton Grand Vacations Trust, Series 2025-1A, Class A, 4.88%, 05/27/2042(b)	65,238	65,395
Jersey Mike’s Funding, Series 2025- 1A, Class A2, 5.61%, 08/16/2055(b)	198,500	200,887
Jimmy John’s Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	357,755	357,041
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II, 5.65%, 12/06/2055(b)	100,000	99,195
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(k)	107,418	108,331
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056(b)	400,000	402,653
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	299,715	297,353
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	200,200	186,822
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	200,200	171,997
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	229,505	227,345
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	252,160	253,866
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	250,190	251,748
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	246,250	237,159
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	231,475	227,360
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	236,400	230,406
Taco Bell Funding LLC,
Series 2025-1A, Class A2I, 4.82%, 08/25/2055(b)	180,000	177,902
Series 2025-1A, Class A2II, 5.05%, 08/25/2055(b)	110,000	107,999
Wells Fargo Commercial Mortgage Trust, Series 2026-C66, Class A5, 5.65%, 04/15/2059	95,000	98,996
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	614,521	601,333
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value

Zaxby’s Funding LLC, Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	$147,375	$149,817
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	258,000	261,604
Total Asset-Backed Securities (Cost $6,878,269)		6,798,792
Shares
Preferred Stocks–3.38%
Aerospace & Defense–0.08%
Boeing Co. (The), 6.00%, Conv. Pfd.	2,000	144,240
Diversified Banks–1.34%
Citigroup, Inc., 6.25%, Series II, Pfd.	6,125	153,064
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	1,992	2,337,253
		2,490,317
Diversified Financial Services–0.25%
Apollo Global Management, Inc., 7.63%, Pfd.(d)	17,750	462,742
Electric Utilities–0.03%
Southern Co. (The), 7.13%, Series A, Conv. Pfd.	1,000	50,300
Investment Banking & Brokerage–1.40%
Morgan Stanley, 7.13%, Series E, Pfd.	62,725	1,594,469
Morgan Stanley, 6.88%, Series F, Pfd.	40,000	1,012,000
		2,606,469
Regional Banks–0.18%
M&T Bank Corp., 7.50%, Series J, Pfd.	12,854	337,418
Systems Software–0.10%
Oracle Corp., 6.50%, Class D, Conv. Pfd.	3,065	196,467
Total Preferred Stocks (Cost $6,338,464)		6,287,953
Principal Amount
Variable Rate Senior Loan Interests–2.85%(l)(m)
Aerospace & Defense–0.05%
TransDigm, Inc., Term Loan M, 6.12% (1 mo. Term SOFR + 2.50%), 08/19/2032	$88,224	88,540
Automotive Parts & Equipment–0.01%
Clarios (Global L.P. & US Fin Com, Inc. / Panther / POWSOL), Term Loan B, 6.10% (1 mo. SOFR + 2.50%), 01/28/2032	24,875	24,940
Broadcasting–0.11%
Nexstar Broadcasting, Inc., Term Loan B, 6.37% (3 mo. Term SOFR + 2.75%), 03/18/2033	207,429	207,785
Health Care Facilities–0.03%
Select Medical Corp., Term Loan B, 5.62% (1 mo. Term SOFR + 2.00%), 11/30/2031	52,258	52,150
Interactive Home Entertainment–0.20%
Oak-Eagle AcquireCo, Inc. (Electronic Arts, Inc; EA), Term Loan B, —%, 03/23/2033(n)	371,333	372,972
	Principal Amount		Value
Real Estate Development–0.20%
VCI Asset Holdings 2 LLC, Term Loan, 7.38%, 02/06/2031		$355,953	$367,967
Restaurants–0.88%
Raising Cane’s Restaurants LLC,
Term Loan B, 5.62% (1 mo. Term SOFR + 2.00%), 09/10/2031		348,690	348,362
Term Loan, 5.62% (1 mo. Term SOFR + 2.00%), 11/03/2032		937,650	935,991
Term Loan, —%, 05/30/2033(n)		357,000	355,661
			1,640,014
Systems Software–1.37%
CoreWeave Compute Acquisition Co. VIII LLC,
Delayed Draw Term Loan, 5.81% (1 mo. Term SOFR + 2.15%), 03/31/2032(h)		580,682	583,585
0.00%, 03/31/2032(h)(o)		1,957,318	1,967,105
			2,550,690
Total Variable Rate Senior Loan Interests (Cost $5,266,785)			5,305,058
U.S. Treasury Securities–1.54%
U.S. Treasury Bills–0.24%
3.63% - 3.68%, 09/17/2026(p)(q)		458,000	453,037
U.S. Treasury Bonds–0.05%
5.00%, 05/15/2046		29,100	29,184
4.75%, 02/15/2056		67,700	65,267
			94,451
U.S. Treasury Notes–1.25%
3.75%, 04/30/2028		378,100	376,357
3.88%, 05/15/2029		593,200	590,396
3.88%, 04/30/2031		101,500	100,335
4.13%, 04/30/2033		254,800	252,451
4.38%, 05/15/2036		1,003,900	998,802
			2,318,341
Total U.S. Treasury Securities (Cost $2,857,737)			2,865,829
Non-U.S. Dollar Denominated Bonds & Notes–0.19%(r)
Health Care Supplies–0.07%
Bausch + Lomb Netherlands B.V. and Bausch & Lomb, Inc., 6.08% (3 mo. EURIBOR + 3.88%), 01/15/2031(b)(e)	EUR	100,000	118,265
Marine Transportation–0.06%
CMA CGM S.A. (France), 4.88%, 01/15/2032(b)	EUR	100,000	114,784
Pharmaceuticals–0.06%
LSF12 Pillar Investments (US), Inc., 5.75%, 05/15/2033(b)	EUR	100,000	117,287
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $347,664)			350,336
	Shares
Exchange-Traded Funds–0.12%
Invesco Short Duration High Yield ETF (Cost $229,086)(s)		9,000	229,634
Common Stocks & Other Equity Interests–0.02%
Internet Services & Infrastructure–0.02%
VCI Compute II LLC (Cost $38,675)(h)		38,675	40,802
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Shares		Value
Money Market Funds–1.46%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(s)(t)	950,085	$950,085
Invesco Treasury Portfolio, Institutional Class, 3.52%(s)(t)	1,764,443	1,764,443
Total Money Market Funds (Cost $2,714,528)		2,714,528
Value
Options Purchased–0.08%
(Cost $150,544)(u)	$151,200
TOTAL INVESTMENTS IN SECURITIES–100.72% (Cost $187,623,817)	187,522,995
OTHER ASSETS LESS LIABILITIES—(0.72)%	(1,348,567)
NET ASSETS–100.00%	$186,174,428
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $73,657,103, which represented 39.56% of the Fund’s Net Assets.

(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $149,714, which represented less than 1% of the Fund’s Net Assets.

(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2026.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Perpetual bond with no specified maturity date.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Restricted security. The aggregate value of these securities at May 31, 2026 was $743,147, which represented less than 1% of the Fund’s Net Assets.
(j)	Zero coupon bond issued at a discount.
(k)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2026.
(l)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(m)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(n)	This variable rate interest will settle after May 31, 2026, at which time the interest rate will be determined.
(o)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(p)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(q)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(r)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(s)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2026	Dividend Income
Invesco Short Duration High Yield ETF	$-	$229,086	$-	$548	$-	$229,634	$1,390
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	399,483	4,312,255	(3,761,653)	-	-	950,085	1,842
Invesco Treasury Portfolio, Institutional Class	741,897	8,008,474	(6,985,928)	-	-	1,764,443	3,405
Total	$1,141,380	$12,549,815	$(10,747,581)	$548	$-	$2,944,162	$6,637

(t)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(u)	The table below details options purchased.

See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Mini Index	Call	10/16/2026	50	USD	765.00	USD	3,825,000	$151,200

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	140	September-2026	$28,918,750	$24,358	$24,358
U.S. Treasury 5 Year Notes	41	September-2026	4,395,649	8,554	8,554
U.S. Treasury Long Bonds	48	September-2026	5,386,500	84,668	84,668
Subtotal—Long Futures Contracts				117,580	117,580
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	40	September-2026	(4,393,125)	(27,813)	(27,813)
U.S. Treasury 10 Year Ultra Notes	13	September-2026	(1,457,016)	(14,037)	(14,037)
Subtotal—Short Futures Contracts				(41,850)	(41,850)
Total Futures Contracts				$75,730	$75,730

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
07/28/2026	Goldman Sachs International	EUR	321,000	USD	378,627	$3,324
07/28/2026	Royal Bank of Scotland PLC	EUR	5,000	USD	5,871	25
Total Forward Foreign Currency Contracts						$3,349

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$161,693,715	$1,085,148	$162,778,863
Asset-Backed Securities	—	6,798,792	—	6,798,792
Preferred Stocks	6,287,953	—	—	6,287,953
Variable Rate Senior Loan Interests	—	2,754,368	2,550,690	5,305,058
U.S. Treasury Securities	—	2,865,829	—	2,865,829
Non-U.S. Dollar Denominated Bonds & Notes	—	350,336	—	350,336
Exchange-Traded Funds	229,634	—	—	229,634
Common Stocks & Other Equity Interests	—	—	40,802	40,802
Money Market Funds	2,714,528	—	—	2,714,528
Options Purchased	151,200	—	—	151,200
Total Investments in Securities	9,383,315	174,463,040	3,676,640	187,522,995
Other Investments - Assets*
Futures Contracts	117,580	—	—	117,580
Forward Foreign Currency Contracts	—	3,349	—	3,349
	117,580	3,349	—	120,929
Other Investments - Liabilities*
Futures Contracts	(41,850)	—	—	(41,850)
Total Other Investments	75,730	3,349	—	79,079
Total Investments	$9,459,045	$174,466,389	$3,676,640	$187,602,074

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2026:
	Value 02/28/26	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 05/31/26
Variable Rate Senior Loan Interests	$367,555	$2,538,000	$—	$—	$—	$12,690	$—	$(367,555)	$2,550,690
U.S. Dollar Denominated Bonds & Notes	1,102,811	—	—	—	—	(17,663)	—	—	1,085,148
Common Stocks & Other Equity Interests	—	—	—	—	—	2,127	38,675	—	40,802
Total	$1,470,366	$2,538,000	$—	$—	$—	$(2,846)	$38,675	$(367,555)	$3,676,640
Invesco Bond Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 05/31/26	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$ 2,550,690	Third-Party Pricing	Broker Quote	100.50% of Par	-
U.S. Dollar Denominated Bonds & Notes	1,085,148	Discounted Cash Flow Model	Discount Rate	5.84%	-
Common Stocks & Other Equity Interests	40,802	Third-Party Pricing	Broker Quote	1.06% of Par	-
Total	$ 3,676,640
Invesco Bond Fund